================================================================================


                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549



                                  FORM N-1A



                  REGISTRATION STATEMENT (NO. 33-2907) UNDER


                          THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                      [X]
                       POST-EFFECTIVE AMENDMENT NO. 13                   [X]
                                     AND

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940
                               AMENDMENT NO. 15
                                                                          [X]




                     VANGUARD PENNSYLVANIA TAX-FREE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



                                P.O. BOX 2600,
                            VALLEY FORGE, PA 19482
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)



                 REGISTRANT'S TELEPHONE NUMBER (610) 669-1000


                        RAYMOND J. KLAPINSKY, ESQUIRE
                                 P.O. BOX 876
                            VALLEY FORGE, PA 19482



It is hereby requested that this filing become effective on March 29, 1996, pursuant to paragraph (b) of Rule 485.



Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.



Registrant elects to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the year ended November 30, 1995 on January 25, 1996.



================================================================================

                     VANGUARD PENNSYLVANIA TAX-FREE FUND

                            CROSS REFERENCE SHEET



 Form N-1A
Item Number                                                      Location in Prospectus

 Item 1.           Cover Page ..............................      Cover Page
 Item 2.           Synopsis ................................      Not Applicable
 Item 3.           Condensed Financial Information .........      Financial Highlights
 Item 4.           General Description of Registrant .......      Investment Objective; Investment
                                                                  Limitations; Investment Policies;
                                                                  General Information
 Item 5.           Management of the Fund ..................      Management of the Fund;
                                                                  Investment Adviser
 Item 6.           Capital Stock and Other Securities ......      Opening an Account and Purchasing
                                                                  Shares; Selling Your Shares; The
                                                                  Share Price of Each Portfolio; Dividends,
                                                                  Capital Gains and Taxes; General
                                                                  Information
                                                                  Cover Page; Opening an Account and
 Item 7.           Purchase of Securities Being Offered ....      Purchasing Shares
 Item 8.           Redemption or Repurchase ................      Selling Your Shares
 Item 9.           Pending Legal Proceedings ...............      Not Applicable
 Form N-1A                                                        Location in Statement
Item Number                                                       of Additional Information
 Item 10.          Cover Page ..............................      Cover Page
 Item 11.          Table of Contents .......................      Cover Page
 Item 12.          General Information and History .........      Management of the Fund
 Item 13.          Investment Objective and Policies .......      Investment Limitations; Investment
                                                                  Policies
 Item 14.          Management of the Fund ..................      Management of the Fund;
                                                                  Investment Management
 Item 15.          Control Persons and Principal Holders of
                   Securities ..............................      Management of the Fund
 Item 16.          Investment Advisory and Other Services ..      Management of the Fund;
                                                                  Investment Management
 Item 17.          Brokerage Allocation ....................      Not Applicable
 Item 18.          Capital Stock and Other Securities ......      Financial Statements

 Item 19.          Purchase, Redemption and Pricing of
                   Securities Being Offered ................      Purchase of Shares; Redemption of
                                                                  Shares
 Item 20.          Tax Status ..............................      Appendix
 Item 21.          Underwriters ............................      Not Applicable
 Item 22.          Calculations of Yield Quotations of
                   Money Market Fund .......................      Calculation of Yield
 Item 23.          Financial Statements ....................      Financial Statements

===============================================================================
Vanguard
PENNSYLVANIA
TAX-FREEE FUND                                   A Member of The Vanguard Group
===============================================================================
PROSPECTUS-March 29, 1996

-----------------------------------------------------------------------------
 NEW ACCOUNT INFORMATION: Investor Information Department-1-800-662-7447 (SHIP)
------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT SERVICES: Client Services Department-1-800-662-2739 (CREW)
--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVE &
POLICIES            Vanguard Pennsylvania Tax-Free Fund (the "Fund") is an
                    open-end non- diversified investment company that seeks to provide income that is exempt from federal and Pennsylvania personal income taxes. The Fund will invest primarily in
                    securities issued by Pennsylvania state and local
                    governments and public financing authorities, but may also invest in securities of issuers other than Pennsylvania and its political subdivisions. The Fund consists of a Money
                    Market Portfolio and an Insured Long-Term Portfolio, each
                    with distinct investment objectives and policies. The
                    Portfolios are available only to Pennsylvania residents. The
                    Money Market Portfolio seeks to maintain, but does not
                    guarantee, a constant net asset value of $1.00 per share.
                    Although the Money Market Portfolio invests in high-quality instruments, an investment in the Portfolio is neither
                    insured nor guaranteed by any agency of the U.S. Government, including the FDIC.
--------------------------------------------------------------------------------
OPENING AN
ACCOUNT             Please complete and return the Account Registration Form. If you need assistance in completing this Form, please call the
                    Investor Information Department, Monday through Friday, from
                    8:00 a.m. to 9:00 p.m. and Saturday, from 9:00 a.m. to 4:00
                    p.m. (Eastern time). The minimum initial investment is
                    $3,000 for each Portfolio or $1,000 for Uniform
                    Gifts/Transfers to Minors Act accounts. The Fund is offered on a no-load basis (i.e., there are no sales commissions or
                    12b-1 fees). However, the Fund incurs expenses for
                    investment advisory, management, administrative, and
                    distribution services.
--------------------------------------------------------------------------------
ABOUT THIS
PROSPECTUS          This Prospectus is designed to set forth concisely the
                    information you should know about the Fund before you invest. It should be retained for future reference. A
                    "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. This Statement is dated
                    March 29, 1996 and has been incorporated by reference into this Prospectus. It may be obtained, without charge, by writing to the Fund or by calling the Investor Information
                    Department.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                               Page                                                    Page

Fund Expenses ..............................      2     Dividends, Capital Gains and Taxes .........     18
Financial Highlights .......................      2     The Share Price of Each
Yield and Total Return .....................      4       Portfolio  ................................    20
              FUND INFORMATION                          General Information ........................     22
Investment Objective .......................      4                   SHAREHOLDER GUIDE
Investment Policies ........................      5     Opening an Account and
Investment Risks ...........................      7       Purchasing Shares  ........................    23
Who Should Invest ..........................     10     When Your Account Will Be Credited .........     26
How to Compare Tax-Free and Taxable Yields .     10     Selling Your Shares ........................     27
Implementation of Policies .................     11     Exchanging Your Shares .....................     30
Investment Limitations .....................     16     Important Information About Telephone
Management of the Fund .....................     17       Transactions  .............................    31
Investment Adviser .........................     17     Transferring Registration ..................     32
                                                        Other Vanguard Services ....................     32

----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------

FUND EXPENSES       The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund. The expenses and fees set forth in the table are for the 1995 fiscal year.


                                                Money          Insured
                                                Market        Long-Term
Shareholder Transaction Expenses              Portfolio       Portfolio
--------------------------------------------------------------------------------
    Sales Load Imposed on Purchases  ....        None            None
    Sales Load Imposed on Reinvested
    Dividends ...........................        None            None
    Redemption Fees*  ...................        None            None
    Exchange Fees  ......................        None            None

                                                Money         Insured
                                                Market       Long-Term
Annual Fund Operating Expenses                Portfolio      Portfolio
--------------------------------------------------------------------------------
Management & Administrative Expenses  ...       0.15%           0.16%
Investment Advisory Expenses  ...........       0.01            0.01
12b-1 Fees  .............................       None            None
Other Expenses  .........................
 Distribution Costs  ....................       0.03%           0.02%
 Miscellaneous Expenses  ................       0.01            0.01
 Fund Insurance  ........................       None            0.00
                                             -----------     -----------
Total Other Expenses  ...................       0.04%           0.03%
                                             -----------     -----------
     Total Operating Expenses  ..........       0.20%           0.20%
                                             ===========     ===========

                    *Wire redemptions under $5,000 are subject to a $5 charge.

                    The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

                    The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Fund charges no redemption fees of any kind.

                                1 Year     3 Years     5 Years     10 Years
                               --------   ---------    ---------   ----------
Money Market Portfolio  ....      $2         $6          $11          $26
Insured Long-Term Portfolio       $2         $6          $11          $26

                    This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
FINANCIAL
HIGHLIGHTS          The following financial highlights for a share outstanding throughout each period insofar as they relate to each of the five years in the period ended November 30, 1995, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the Fund's financial statements and notes thereto, which, together with the remaining portions of the Fund's 1995 Annual Report to Shareholders, are incorporated by reference in the Statement of Additional Information and in this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's 1995 Annual Report to Shareholders. The Fund's
                    1995 Annual Report to Shareholders, which may be obtained without charge by writing to the Fund or by calling our Investor Information Department at 1-800-662-7447.


                                                        -------------------------------
                                                             MONEY MARKET PORTFOLIO
                                                        -------------------------------
                                                            Year Ended November 30,
                                                        -------------------------------
                                                       1995           1994       1993
---------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period  ................ $1.00          $1.00      $1.00
                                                      ------         ------     ------
Investment Operations  ...............................
   Net Investment Income .............................  .036           .025       .024
   Net Realized and Unrealized Gain (Loss) on
     Investments  ....................................    --             --         --
                                                      ------         ------     ------
     Total from Investment Operations  ...............  .036           .025       .024
---------------------------------------------------------------------------------------
Distributions  .......................................
   Dividends from Net Investment Income ..............(.036)          (.025)     (.024)
   Distributions from Realized Capital Gains .........    --             --         --
                                                      ------         ------     ------
     Total Distributions  ............................(0.36)          (.025)     (.024)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period  ...................... $1.00          $1.00      $1.00
=======================================================================================
Total Return  ........................................  3.69%          2.57%      2.38%
=======================================================================================
Ratios/Supplemental Data  ............................
Net Assets, End of Period (Millions)  ................$1,200         $1,105       $935
Ratio of Expenses to Average Net Assets  .............   .20%           .20%       .20%
Ratio of Net Investment Income to Average Net Assets    3.62%          2.55%      2.35%
Portfolio Turnover Rate  .............................   N/A            N/A        N/A

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)



                                                          ----------------------------------------
                                                                    MONEY MARKET PORTFOLIO
                                                          ----------------------------------------     June 13**
                                                                    Year Ended November 30,              to
                                                          ----------------------------------------     Nov. 30,
                                                           1992       1991       1990       1989         1988
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ................     $1.00     $1.00       $1.00      $1.00        $1.00
                                                         --------   --------    --------   --------   -----------
Investment Operations  ...............................
   Net Investment Income .............................      .029      .045        .057       .062         .025
   Net Realized and Unrealized Gain (Loss) on
     Investments  ....................................        --        --          --         --           --
                                                         --------   --------    --------   --------   -----------
     Total from Investment Operations  ...............      .029      .045        .057       .062         .025
-----------------------------------------------------------------------------------------------------------------
Distributions  .......................................
   Dividends from Net Investment Income ..............    (.029)     (.045)      (.057)     (.062)       (.025)
   Distributions from Realized Capital Gains .........        --        --          --         --           --
                                                         --------   --------    --------   --------   -----------
     Total Distributions  ............................     (.029)    (.045)      (.057)     (.062)       (.025)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ......................     $1.00     $1.00       $1.00      $1.00        $1.00
=================================================================================================================
Total Return  ........................................      2.96%     4.59%       5.85%      6.38%        2.54%
=================================================================================================================
Ratios/Supplemental Data  ............................
Net Assets, End of Period (Millions)  ................      $782      $818        $730       $448         $173
Ratio of Expenses to Average Net Assets  .............       .24%      .24%        .23%       .23%         .33%*
Ratio of Net Investment Income to Average Net Assets        2.93%     4.48%       5.68%      6.19%        5.59%*
Portfolio Turnover Rate  .............................       N/A       N/A         N/A        N/A          N/A


 *Annualized.
**Commencement of operations.

                                             --------------------------------
                                                INSURED LONG-TERM PORTFOLIO
                                             --------------------------------
                                                   Year Ended November 30,
                                             --------------------------------
                                              1995           1994        1993
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ..... $10.07         $11.36      $10.96
                                           -------        -------     -------
Investment Operations  ....................
   Net Investment Income ..................   .612           .625        .631
   Net Realized and Unrealized Gain (Loss)
     on Investments  ......................  1.210         (1.211)       .624
                                           -------        -------     -------
     Total from Investment Operations  ....  1.822          (.586)      1.255
                                           -------        -------     -------
-----------------------------------------------------------------------------
Distributions  ............................
   Dividends from Net Investment Income ...  (.612)         (.625)      (.631)
   Distributions from Realized Capital
     Gains  ...............................     --          (.079)      (.224)
                                           -------        -------     -------
     Total Distributions  .................  (.612)         (.704)      (.855)
-----------------------------------------------------------------------------
Net Asset Value, End of Period  ...........$ 11.28        $ 10.07     $ 11.36
=============================================================================
Total Return  .............................  18.48%         (5.44)%     11.90%
=============================================================================
Ratios/Supplemental Data  .................
   Net Assets, End of Period (Millions) ...$ 1,569        $ 1,299     $ 1,496
   Ratio of Expenses to Average Net Assets     .20%           .20%        .20%
   Ratio of Net Investment Income to
     Average Net Assets  ..................   5.63%          5.76%       5.61%
   Portfolio Turnover Rate ................     12%            16%         14%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                              -----------------------------------------------------------------
                                                              INSURED LONG-TERM PORTFOLIO
                                              -----------------------------------------------------------------    April 7**
                                                                 Year Ended November 30,                              to
                                              -----------------------------------------------------------------    Nov. 30,
                                                1992       1991       1990       1989        1988       1987          1986
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  .....    $10.47     $10.19     $10.16      $9.70       $9.28      $10.30       $10.00
                                              --------   --------    --------   --------   --------   ---------    -----------
Investment Operations  ....................
   Net Investment Income ..................      .664       .667       .679       .687        .670        .678         .410
   Net Realized and Unrealized Gain (Loss)
     on Investments  ......................      .520       .286       .030       .460        .420     (1.020)         .300
                                              --------   --------    --------   --------   --------   ---------    -----------
     Total from Investment Operations  ....     1.184       .953       .709      1.147       1.090      (.342)         .710
                                              --------   --------    --------   --------   --------   ---------    -----------
------------------------------------------------------------------------------------------------------------------------------
Distributions  ............................
   Dividends from Net Investment Income ...    (.664)     (.667)     (.679)     (.687)      (.670)      (.678)       (.410)
   Distributions from Realized Capital
     Gains  ...............................    (.030)     (.006)         --         --          --          --           --
                                              --------   --------    --------   --------   --------   ---------    -----------
     Total Distributions  .................    (.694)     (.673)     (.679)     (.687)      (.670)      (.678)       (.410)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ...........    $10.96     $10.47     $10.19     $10.16       $9.70       $9.28       $10.30
==============================================================================================================================
Total Return  .............................     11.65%      9.65%      7.27%     12.16%      12.01%      (3.33)%       7.65%
==============================================================================================================================
Ratios/Supplemental Data  .................
   Net Assets, End of Period (Millions) ...    $1,130       $828       $556       $416        $270        $194         $122
   Ratio of Expenses to Average Net Assets        .24%       .25%       .25%       .26%        .33%        .31%         .33%+*
   Ratio of Net Investment Income to
     Average Net Assets  ..................      6.17%      6.46%      6.77%      6.87%       6.95%       7.06%        6.65%*
   Portfolio Turnover Rate ................        17%         2%         9%         8%          3%         15%           0%

 *Annualized.
 +Insurance expense represents .01%, .01%, .02%, .03%, .04%, .05%, and .05%, respectively.
**Commencement of operations.

-------------------------------------------------------------------------------

YIELD AND
TOTAL RETURN        From time to time a Portfolio of the Fund may advertise its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Portfolio refers to the average annual compounded rates of return over one-, five- and ten-year periods or over the life of a Portfolio (as stated in the advertisement) that would equal an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

                    In accordance with industry guidelines set forth by the U.S. Securities and Exchange Commission, the "30-day yield" of the Insured Long-Term Portfolio is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on the Portfolio's securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that the net investment income earned over 30 days is compounded monthly for six months and then annualized.

                    The "seven-day" or "current" yield of the Money Market Portfolio reflects the income earned by a hypothetical account in the Portfolio during a seven-day period, expressed as an annual percentage rate. The "effective yield" of the Money Market Portfolio assumes the income over the seven-day period is reinvested weekly, resulting in a slightly higher stated yield through compounding.


                    Methods used to calculate advertised yields are standardized for money market and bond funds. However, these methods differ from the accounting methods used by the Portfolios to maintain their books and records, and so advertised yields may not fully reflect the income paid to an investor's account or the yield reported in the Fund's Annual Report to Shareholders.

--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVE           The Fund consists of the Pennsylvania Money Market Portfolio and the Pennsylvania Insured Long-Term Portfolio, each of
The Fund seeks to   which pursues a distinct investment objective:
provide income that
is exempt from
federal and         o The objective of the Pennsylvania Money Market Portfolio
Pennsylvania income   is to provide investors with income that is exempt from
taxes                 both federal and Pennsylvania personal income taxes. The
                      Portfolio also seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.


                    o The objective of the Pennsylvania Insured Long-Term
                      Portfolio is to provide investors with a high level of income that is exempt from federal and Pennsylvania personal income taxes.

                    The two Portfolios of the Fund are available only to investors who reside in Pennsylvania. There is no assurance that either Portfolio of the Fund will achieve its stated objective.

                    The investment objective of each Portfolio is fundamental and so may not be changed without the approval of a majority of the Fund's shareholders.
-------------------------------------------------------------------------------
INVESTMENT
POLICIES Each Portfolio of the Fund will invest at least 80% of its net assets in Pennsylvania municipal securities, exclusive of Pennsylvania AMT bonds (see Page 6). Pennsylvania municipal securities are debt obligations issued by Pennsylvania state and local governments and public financing authorities (and debt obligations issued by certain U.S. territories) that seek to provide interest income that is exempt from both federal and Pennsylvania personal income taxes. The Pennsylvania municipal securities described above may include securities in which the tax-exempt interest rate is determined by an index, swap or some other formula. Although both invest primarily in Pennsylvania municipal obligations, the two Portfolios differ in terms of credit quality and maturity standards.


The Money Market
Portfolio will invest
in short-term
Pennsylvania
municipal
securities          Under normal circumstances, the Pennsylvania Money Market
                    Portfolio will invest at least 80% of its net assets in the following high quality, short-term Pennsylvania municipal securities:

                    o Municipal notes and variable rate demand instruments,
                      including derivative securities, rated MIG-1 or VMIG-1, or P-1 by Moody's Investors Service, Inc. ("Moody's") or SP-1+, SP-1, A-1+, or A-1 by Standard & Poor's Corporation ("Standard & Poor's");

                    o Tax-exempt commercial paper rated P-1 by ("Standard &
                      Poor's"); Moody's or A-1+ or A-1 by Standard & Poor's;


                    o Municipal bonds, including derivative Poor's; securities, with an effective maturity of 13 months or less rated a minimum of Aa by Moody's or AA by Standard & Poor's; and


                    o Unrated municipal notes considered by the and Board of
                      Trustees to be comparable in credit quality to securities rated MIG-1 by Moody's or SP-1+ or SP-1 by Standard & Poor's

                    In addition, up to 10% of the Pennsylvania Poor's. Money Market Portfolio's net assets may be invested in "restricted" money market securities, which are not freely marketable or which are subject to restrictions on disposition under the Securities Act of 1933.

                    In seeking to provide a stable share price of $1.00, the Pennsylvania Money Market Portfolio is expected to maintain an average weighted maturity of 90 days or less, and will purchase securities with an effective maturity of 13 months or less and that are eligible for purchase under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act").


                    Normally, the Pennsylvania Money Market Portfolio will seek to invest substantially all of its assets in the short-term Pennsylvania municipal obligations listed above. However, under certain circumstances, such as a temporary decline in the issuance of Pennsylvania obligations, the Portfolio may invest up to 20% of its assets in the following: short-term municipal securities issued outside of Pennsylvania (the income from which may be subject to Pennsylvania income taxes) or certain taxable fixed-income securities (the income from which may be subject to federal and Pennsylvania income taxes).


                    Subject to the same 20% limit, the Portfolio is also authorized to invest in short- term Pennsylvania AMT bonds. The income from Pennsylvania AMT bonds is exempt from regular federal and Pennsylvania income taxes, but may be a tax preference item for purposes of the federal AMT. See "Implementation of Policies" for more information.


                    Under unusual circumstances, such as a national financial emergency, the Portfolio reserves the right to invest more than 20% of its assets in securities other than Pennsylvania municipal obligations. In most instances, however, the Pennsylvania Money Market Portfolio will seek to avoid such holdings in an effort to provide income that is fully exempt from federal and Pennsylvania personal income taxes.

The Insured Long
Term Portfolio
invests in insured
Pennsylvania
municipal
securities          Under normal circumstances, the Pennsylvania Insured
                    Long-Term Portfolio will invest at least 80% of its net assets in insured Pennsylvania municipal securities.

                    Insured municipal bonds are those in which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance feature does not guarantee the market value of the municipal bonds or the value of the shares of the Pennsylvania Insured Long- Term Portfolio. The insurance refers to the face or par value of the securities in the Portfolio, not the market values of those securities or the share price of the Portfolio. See "Implementation of Policies" for a description of the insurance feature of the Pennsylvania Insured Long-Term Portfolio.

                    The Pennsylvania Insured Long-Term Portfolio is expected to maintain a dollarweighted average maturity between 15 and 25 years. Bonds with longer maturities usually offer higher yields, but are also subject to greater market fluctuations as interest rates change. See "Investment Risks."

                    Normally, the Pennsylvania Insured Long-Term Portfolio seeks to invest substantially all of its assets in insured Pennsylvania municipal obligations. However, under certain circumstances, the Portfolio may invest up to 20% of its assets in any combination of the following securities:

                    o Uninsured, long-term Pennsylvania municipal securities
                      rated a minimum of Aa by Moody's or AA by Standard &
                      Poor's;

                    o Uninsured, short-term municipal securities, issued in
                      Pennsylvania or in other states, with the same quality standards that apply for the Pennsylvania Money Market Portfolio;

                    o Certain taxable fixed-income securities, including U.S.
                      Government securities; and

                    o Certain tax-exempt municipal securities issued by other
                      states that have similar characteristics to the securities typically purchased by the Portfolio.

                    In such cases, a portion of the Portfolio's income may be subject to Pennsylvania income taxes, federal income taxes, or both. (See page ).

                    Subject to the same 20% limit, the Portfolio is also authorized to invest in Pennsylvania AMT bonds. The income from Pennsylvania AMT bonds is exempt from federal and Pennsylvania income taxes, but may be a tax preference item for purposes of the federal alternative minimum tax. See "Implementation of Policies" for more information.

                    Under unusual circumstances, such as a national financial emergency, the Portfolio reserves the right to invest more than 20% of its assets in securities other than Pennsylvania municipal obligations. In most instances, however, the Pennsylvania Insured Long-Term Portfolio will seek to avoid such holdings in an effort to provide income that is fully exempt from federal and Pennsylvania personal income taxes.

Each Portfolio
will iversify
its holdings        Although the Fund is organized as a non-diversified
                    investment company, each Portfolio of the Fund intends to diversify its holdings of Pennsylvania municipal securities by complying with Subchapter M of the Internal Revenue Code
                    (the "Code"). In part, Subchapter M requires that, at the close of each quarter of the taxable year, those issuers which represent more than 5% of each Portfolio's assets be limited in aggregate to 50% of each Portfolio, and that no one issuer exceeds 25% of a Portfolio's total assets. As of November 30, 1995, the Pennsylvania Money Market Portfolio held securities of 44 issuers, with the largest holding representing 6.3% of the Portfolio's assets; the Pennsylvania Insured Long- Term Portfolio held securities of
                    114 issuers, with the largest holding representing 2.7% of the Portfolio's assets.

                    The Fund's policy of investing at least 80% of its assets in Pennsylvania municipal securities under normal circumstances is fundamental and may not be changed without shareholder approval.

                    The Fund is responsible for voting the shares of all securities it holds.

                    The investment policies described above are not fundamental and so may be changed by the Board of Trustees without shareholder approval.

-------------------------------------------------------------------------------

INVESTMENT
RISKS               As mutual funds investing in municipal securities, both
                    Portfolios of the Fund are subject to interest rate, credit,
The Fund is subject call, income and manager risk. However, the risk
to interest rate,   characteristics of the two Portfolios vary because of
credit, call,       differing maturity and credit quality standards.
income and manager
risk                Interest rate risk is the potential for fluctuations in the price of a Portfolio's investments due to changes in interest rates. In general, bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds exhibit greater price fluctuations than shorter-maturity bonds. To compensate investors for this risk, longer-maturity bonds generally offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. Interest rate risk may be increased or decreased when a portfolio purchases derivative Pennsylvania municipal securities. Such derivative securities rely on sophisticated interest rate calculation mechanisms. For certain types of derivative bonds, the magnitude of increases and decreases in their price may be proportionately larger or smaller than, or inverse to, the price changes that broad market interest rate fluctuations would produce in long-term bonds.


                    Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Portfolio. The credit risk of a Portfolio depends on the credit quality of its underlying securities. In general, the lower the credit quality of a Portfolio's municipal securities, the higher a Portfolio's yield, all other factors, such as maturity, being equal.

                    Call risk is the possibility that, during periods of falling interest rates, a municipal security with a high stated interest rate will be prepaid (or "called") prior to its expected maturity date. As a result, a Portfolio will be required to invest the unanticipated proceeds at lower interest rates, and the Portfolio's income may decline. Call provisions are most common for intermediate- and long-term municipal bonds.

                    Income risk is the potential for a decline in a Portfolio's income due to falling market interest rates. Because a Portfolio's income is based on interest rates, which can fluctuate substantially over short periods, income risk is expected to vary from Portfolio to Portfolio

The Fund is subject
to manager risk     Finally, the investment adviser manages the Fund's
                    Portfolios according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that the Fund's investment adviser may fail to execute a Portfolio's investment strategy effectively. As a result, a Portfolio may fail to achieve its stated objective.


                    Given the Portfolio's stated objectives and policies, interest rate risk for the Pennsylvania Money Market Portfolio is expected to be negligible. The Money Market Portfolio is expected to maintain a stable share price of $1.00. In contrast, interest rate risk for the Pennsylvania Insured Long-Term Portfolio may be high. The average weighted maturity of the Insured Long-Term Portfolio will generally exceed 15 years, meaning that the Portfolio's share price will fluctuate, sometimes substantially, when interest rates change.

                    The following chart illustrates the potential interest rate risk of the Pennsylvania Insured Long-Term Portfolio. The chart shows the market value of a $1,000 investment in a single bond with the same yield and maturity characteristics as the Insured Long-Term Portfolio on December 31, 1995, assuming a 1% and 2% point increase or decrease in interest rates:


                                       Hypothetical Value of $1,000 Investment
                      --------------------------------------------------------------------------
                                                      After Change in Interest Rates of:
                                               -------------------------------------------------
                       30-Day      Average     1% Point     1% Point      2% Point     2% Point
Portfolio               Yield     Maturity     Increase     Decrease      Increase     Decrease
---------             --------   ----------    ----------   ----------   ----------   ----------
Insured Long-Term      4.94%     9.2 years       $920        $1,067         $856        $1,150


                    This chart is intended to provide you with general guidelines for evaluating the effect of interest rate changes on the Pennsylvania Insured Long-Term Portfolio and determining the degree of interest rate risk you may be willing to assume. The yields and price changes shown are purely for illustrative purposes, and should not be taken as representative of current or future yields or expected changes in the share price of the Pennsylvania Insured Long-Term Portfolio.

Credit risk is
expected to be
low Credit risk depends on the average quality of a Portfolio's underlying securities and its degree of diversification. The Pennsylvania Money Market Portfolio invests primarily in high-quality, short-term Pennsylvania municipal securities, and the Pennsylvania Insured Long-Term Portfolio invests primarily in bonds insured by top-rated insurance companies against the possible default of an issuer as to the timely payment of interest and principal. As a result, the average credit quality of each Portfolio is expected to be very high, and credit risk is expected to be minimal.

                    Ordinarily, an investment company concentrating its investments in one state, such as the Fund, would be exposed to greater credit risks than an investment company investing in a nationally diversified portfolio of municipal securities. These risks include possible tax law changes, a deterioration in economic conditions, and differing levels of supply and demand for Pennsylvania municipal obligations.

                    To minimize the effects of concentrating its investments in Pennsylvania obligations, each Portfolio of the Fund intends to diversify its holdings by complying with Subchapter M of the Code. (See "Investment Policies" for a description of the requirements of Subchapter M.) In addition, the high-quality instruments held by the Pennsylvania Money Market Portfolio and the use of municipal bond insurance in the Pennsylvania Insured Long-Term Portfolio should minimize the credit risk associated with the Fund.

                    As of November 30, 1995, the top ten portfolio holdings, based on market value, represented 54.2% of the Money Market Portfolio's net assets and 18.7% of the Insured Long-Term Portfolio's net assets.

                    The following chart summarizes credit, interest rate, income and call risks for the Fund's Portfolios:

                            Credit       Interest        Income      Prepayment/
       Portfolio             Risk        Rate Risk        Risk        Call Risk
 ---------------------  ------------   -------------    ---------   -----------
      Money Market           Low            Low           High        Very Low
   Insured Long-Term       Very Low         High          Low          Medium
 ---------------------  ------------   -------------    ---------   -----------

WHO SHOULD
INVEST              The Fund is intended for Pennsylvania residents seeking
                    income that is exempt from federal and Pennsylvania personal
Pennsylvania        income taxes. As a rule, tax-free income is attractive to
residents seeking   investors in high federal tax brackets. You can determine
tax-exempt income   whether tax-exempt or taxable income is more attractive in your own case by comparing a Portfolio's tax-free yield with the yield from a comparable taxable mutual fund investment.
                    See "How to Compare Tax-Free and Taxable Yields".

                    Assuming that tax-free income is attractive in your own tax bracket, you should base your selection of a Portfolio (or Portfolios) on its expected price volatility and yield, and your own investment objectives, risk preferences and time horizon.

                    The Pennsylvania Money Market Portfolio is intended for investors who are seeking a stable share price and minimal credit risk. The yield on the Portfolio is expected to fluctuate from day to day and to be lower on average than the yield from the Pennsylvania Insured Long-Term Portfolio. The Pennsylvania Money Market Portfolio is suitable as a short-term investment vehicle, emphasizing maximum protection of principal.

                    In contrast, the Pennsylvania Insured Long-Term Portfolio is intended for investors who are seeking the highest, most durable streams of income and who can tolerate sometimes sharp fluctuations in share price in pursuit of their income objectives. The yield of the Portfolio is expected to be higher, and the level of income provided more stable, than that of the Pennsylvania Money Market Portfolio. However, because of the potential volatility of the Portfolio's share price, the Pennsylvania Insured Long-Term Portfolio is appropriate only for those investors who can hold their investment over the long term.

                    The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movement. Investors who engage in an excessive amount of account activity generate additional costs that are borne by all of the Fund's shareholders. In order to minimize such costs, the Fund has adopted the following policies. The Fund reserves the right to reject any purchase request (including exchange purchases from other Vanguard portfolios) that is reasonably deemed to be disruptive to efficient portfolio management either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund has adopted exchange privilege limitations as described in the section "Exchange Privilege Limitations." Finally, the Fund reserves the right to suspend the offering of its shares.


-------------------------------------------------------------------------------

HOW TO COMPARE
TAX-FREE AND
TAXABLE YIELDS      Before choosing a specific tax-exempt investment, such as a
                    Portfolio of the Fund, you should determine if you would be better off with taxable or tax-exempt income in your tax bracket. To compare taxable and tax-free income, you should first determine your combined federal, state and local tax bracket. Then you should calculate the "taxable equivalent yield" for the Portfolio you are considering, and compare it with the yield of a taxable investment with similar credit and maturity characteristics.

                    1. Determine your combined tax bracket. Your combined tax bracket depends on whether you itemize state and local taxes as a deduction on your federal return. If you do not itemize, then your combined tax bracket is the sum of your federal, state and local tax brackets.

                    If you do itemize, then your combined tax bracket is calculated as follows. First, calculate your effective state and local tax bracket using the following formula:


                    (         Federal )                          Effective
                    ( 100%  -   Tax   ) X    State &              State &
                    (         Bracket )      Local Bracket  =  Local Bracket

                    For example, if you are in a 2.8% state and local tax bracket and a 28% federal tax bracket, your effective state and local tax bracket would be 2.0%:

                                 (100% - 28%)    X    2.8%   =   2.0%

                    Second, add your effective state and local tax bracket to your federal tax bracket to determine your combined tax bracket:

                       Federal             Effective              Combined
                         Tax       +        State &        =        Tax
                       Bracket           Local Bracket            Bracket

                         28%       +         2.0%          =        30%

                    2. Calculate your taxable equivalent yield. The taxable equivalent yield for a Portfolio is based upon the Portfolio's current tax-exempt yield and your combined tax bracket. The formula is:

                         Portfolio's Tax-Free Yield
                      ---------------------------------  =    Your Taxable
                      100% - Your Combined Tax Bracket      Equivalent Yield

                    For example, if you are in a combined tax bracket of 30%, and a Portfolio's tax- free yield is 6%, the Portfolio's taxable equivalent yield would be 8.6%:

                                          6%
                                     ----------     =    8.6%
                                     100% - 30%

                    In this example, you would choose the tax-free investment if the 8.6% taxable equivalent yield were greater than the taxable yield from a comparable investment (e.g., a taxable bond fund of comparable maturity and credit quality).

-------------------------------------------------------------------------------

IMPLEMENTATION
OF POLICIES         The Fund's adviser uses a variety of investment vehicles to achieve the objective of the Fund. Each Portfolio of the
                    Fund invests principally in tax-exempt Pennsylvania
The Fund invests    municipal securities, which are debt obligations issued by
in municipal        Pennsylvania state and local governments and public
bonds, notes and    financing authorities (and by certain U.S. territories) that securities derived  provide interest income that is exempt from federal and
from municipal      Pennsylvania personal income taxes. Municipal securities
bonds and notes     include both municipal bonds (those securities
                    with maturities of five years or more) municipal notes
                    (those securities with maturities of less than five years) and derivative securities (those securities in which a maturity may have been shortened by a demand feature).

                    Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems, and water, gas or sewage works.


                    General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue. Industrial development bonds are ordinarily dependent on the credit quality of a private company.


                    Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the Fund) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice.


The Fund may invest
in AMT bonds        Each Portfolio of the Fund is authorized to invest up to 20%
                    of its assets in so-called "AMT" bonds. AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal AMT. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.



The Fund may invest
in Market Discount
bonds The Fund may invest in "Market Discount" bonds when, in the opinion of the Fund's adviser, the investment will be advantageous to the Fund's shareholders. A Market Discount bond is a bond purchased at a discount from its original issue price after April 30, 1993 and with a maturity in excess of one year from its issue date. In certain circumstances, disposition of a Market Discount bond will result in taxable ordinary income to the extent of any gain realized.

                    Although the objective of the Fund is to provide income free of federal income tax, certain market conditions may make Market Discount bonds desirable investments. The Fund will purchase Market Discount bonds only if the Fund's adviser expects that the purchase of these investments on an after-tax basis will enhance the Fund's total return.

Three types of
insurance may be
used in the Insured
Long-Term
Portfolio           To provide an added level of credit protection, the
                    Pennsylvania Insured Long- Term Portfolio uses three types of insurance: new issue, mutual fund and secondary market insurance. A new issue insurance policy is purchased by a bond issuer who wishes to increase the credit rating of a security. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating for the security (usually Aaa from Moody's or AAA from Standard & Poor's). New issue insurance policies are non-cancellable and continue in force as long as the bonds are outstanding.

                    A mutual fund insurance policy may be used to guarantee specific bonds only while owned by a mutual fund. The Insured Long-Term Portfolio of the Fund has obtained a mutual fund insurance policy from Financial Guaranty Insurance Company ("Financial Guaranty"), a AAA-rated insurance company. Based upon the expected composition of the Portfolio, the annual premiums for the policy are likely to range from 0.20% to 0.40% of the principal value of the bonds insured under the policy, thereby reducing the Portfolio's current yield.

                    A secondary market insurance policy is purchased by an investor (such as the Insured Long-Term Portfolio) subsequent to the bond's original issuance and generally insures a particular bond for the remainder of its term. The Portfolio may purchase bonds that have already been insured under a secondary market insurance policy by a prior investor, or the Portfolio may itself purchase such a policy from Financial Guaranty for bonds that are currently uninsured.

                    An insured municipal bond in the Portfolio will typically be covered by only one of the three policies. For instance, if a bond is already covered by a new issue insurance policy or a secondary market insurance policy, then that security will not be insured under the Portfolio's mutual fund insurance policy. All of the insurance policies used by the Portfolio will be obtained only from insurance companies rated Aaa by Moody's or AAA by Standard & Poor's at the time the insurance contract was obtained. The purchase of insurance from such companies will have the effect of making the insured bonds equivalent in quality to AAA-rated bonds.

The Insured Long-
Term Portfolio may
report an effective
average weighted
maturity Each Portfolio of the Fund observes strict maturity guidelines as set forth in detail under "Investment Policies." These maturity standards are specified in terms of a Portfolio's average weighted maturity. From time to time, however, the Fund may also report an effective average weighted maturity for the Insured Long-Term Portfolio, which reflects, among other items, the likelihood that a municipal bond or note held by the Portfolio may be redeemed or "called" prior to its stated maturity date. For example, if the Portfolio consists entirely of 20-year bonds, some of which may be "called" prior to their stated maturity in 20 years, the Portfolio's average weighted maturity will be 20 years, while its effective average maturity will be shorter.

                    A Portfolio's effective average weighted maturity will be influenced by bond market conditions, and so may vary from day to day, even if no change has been made to the Portfolio's underlying investment securities. For example, if interest rates decline, a greater proportion of a Portfolio's securities may be subject to call (redemption) prior to their stated maturity. As a result, reflecting this increased call risk, the effective average maturity of the Portfolio will shorten, independent of actual purchases or sales of portfolio securities.

Temporary
Investments         Except as described on pages 5 and 6, each Portfolio will
                    not invest in securities other than municipal bonds except that each Portfolio may make temporary investments for defensive purposes in (a) notes issued by or on behalf of municipal or corporate issuers, obligations of the U.S.
                    Government and its agencies, commercial paper and bank certificates of deposits; (b) investment companies investing in such securities which have investment objectives consistent with those of the Portfolio to the extent permitted by the Investment Company Act of 1940; and (c) any such securities or municipal bonds subject to repurchase agreements.

The Fund may
purchase
when-issued
securities          Each Portfolio may purchase tax-exempt securities on a
                    "when-issued" basis. In buying "when-issued" securities, a Portfolio commits to buy securities at a certain price even though the securities may not be delivered for a certain period. The Portfolio pays for the securities and begins earning interest when the securities are actually delivered.
                    As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

The Fund may lend
its securities      Each Portfolio may lend its investment securities on either a short-term or long- term basis to qualified institutional investors for the purpose of realizing additional net investment income. Loans of securities by a Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies.
                    The collateral will equal at least 100% of the current market value of the loaned securities. Income derived from the lending of securities is not tax- exempt, and a portion of the tax-exempt interest earned when a municipal security is on loan must be characterized as taxable income.
                    Therefore, each Portfolio will limit such activity in accordance with its investment objective.

The Fund may invest
in municipal lease
obligations         Each Portfolio may purchase municipal lease obligations,
                    which are securities issued by state and local governments to acquire land, equipment and facilities. These obligations typically are not backed by the issuing municipality's full authority to assess taxes to meet its debt obligations. If the issuing authority fails to make the appropriations necessary to cover lease payments, then the lease may terminate. In certain circumstances, the issuer could default on the lease obligation and thereby cause a loss to investors. Also, in certain circumstances, such as a default or a termination of the lease, or all or a portion of the payments attributable to the lease may be taxable as ordinary income.

Derivative
Investing           Derivatives are instruments whose values are linked to or
                    derived from an underlying security or index. The most common and conventional types of derivative securities are futures and options.

The Insured
Long-Term Portfolio
may invest in
derivative
securities          The Insured Long-Term Portfolio may invest in conventional derivative securities including futures contracts and options, but only to a limited extent. The Portfolio may enter into futures contracts provided that not more than 5% of its assets are required as a futures contract deposit; in addition, the Portfolio may enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 20% of the Portfolio's assets.

                    Futures contracts and options may be used for several common fund management strategies: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a specific futures contract is priced more attractively than other futures contracts or the underlying security or index. The Fund may not use futures contracts or options transactions to leverage its assets.

                    For example, in order to remain fully invested in bonds while maintaining liquidity to meet potential shareholder redemptions, the Pennsylvania Insured Long- Term Portfolio may invest a portion of its assets in a bond futures contract. Because futures contracts only require a small initial margin deposit, the Portfolio would then be able to maintain cash reserve to meet potential redemptions, while at the same time remaining fully invested. Also, because the transaction costs of futures and options may be lower than the costs of investing in bonds directly, it is expected that the use of futures contracts and options may reduce the Portfolio's total transaction costs.

                    The Portfolio may use futures contracts for bona fide "hedging" purposes. In executing a hedge, a manager sells, for example, municipal bond futures contracts to protect against a decline in the bond market. If the market drops, the value of the futures position will rise, thereby offsetting the decline in value of the portfolio's bond holdings.

                    The Portfolio may invest in partnerships and grantor trust derivative products. However, prior to the purchase of such security, a determination must be made by the Portfolio that the inherent risk of the partnership or grantor trust derivative product is minimal.

Futures contracts
and options pose
risks The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the bonds held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing in those contracts whose price fluctuations are expected to resemble those of the Portfolio's underlying securities. The risk that the Portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. When investing in futures contracts, the Portfolio will segregate cash or cash equivalents in the amount of the underlying obligation.

Partnerships and
grantor trusts pose
certain risks       The primary risks associated with partnerships and grantor trust derivative products are (i) the possibility of a tax ruling which affects the status of the state or federal opinions which are necessary to support the issuance of the derivative; (ii) the possibility that the tender option on a security could be withdrawn upon the occurrence of certain events and (iii) the possible lack of a liquid secondary market for the securities. The Portfolio will attempt to minimize the risks of partnership and grantor trust derivative products by carefully selecting which securities to purchase and by constantly monitoring securities held by the Portfolio.

--------------------------------------------------------------------------------
INVESTMENT
LIMITATIONS         The Fund has adopted certain limitations designed to reduce its exposure to specific situations. These limitations
The Fund has        include the following:
adopted
certain fundamental a) The Pennsylvania Insured Long-Term Portfolio will invest
limitations            a minimum of 80% of its net assets in insured municipal
                       bonds, the interest on which is exempt from federal and Pennsylvania personal income taxes, except that it may make temporary investments as described in "Implementation of Policies."

                    b) The Pennsylvania Money Market Portfolio will invest a
                       minimum of 80% of its net assets in short-term municipal securities, the interest on which is exempt from federal and Pennsylvania personal income taxes, except that it may make temporary investments as described in "Implementation of Policies."

                    c) At the close of each quarter of the taxable year, those issuers which represent more than 5% of a Portfolio's assets will be limited in aggregate to 50% of the assets of that Portfolio (except U.S. Government securities and cash items, as defined in the Code).

                    d) Each Portfolio will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items as defined in the Code) to a maximum of 25% of the Portfolio's total assets. For the purposes of this limitation, identification of the issuer will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments on each security.

                    e) A Portfolio will not borrow money except for temporary or emergency purposes, and then not in excess of 10% of the Portfolio's total assets. The Portfolio will repay all borrowings before making additional investments, and the interest paid on such borrowings will reduce income.


                    f) A Portfolio will not pledge, mortgage, or hypothecate
                       more than 10% of its total assets.

                    The above-mentioned investment limitations are considered at the time investment securities are purchased. The investment limitations described here and in the Statement of Additional Information may be changed only with the approval of a majority of the Fund's shareholders.

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MANAGEMENT
OF THE FUND         The Fund is a member of The Vanguard Group of Investment
                    Companies, a family of more than 30 investment companies
                    with more than 90 distinct investment portfolios and total
Vanguard            assets in excess of $190 billion. Through their
administers and     jointly-owned subsidiary, The Vanguard Group, Inc.
distributes the     ("Vanguard"), the Fund and the other funds in the Group
Fund                obtain at cost virtually all of their corporate management, administrative, shareholder accounting and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds. As a result of Vanguard's unique corporate structure, the Vanguard funds have costs substantially lower than those of most competing mutual funds. In 1995, the average expense ratio (annual costs including advisory fees divided by total net assets) for the Vanguard funds amounted to approximately
                    .31% compared to an average of 1.11% for the mutual fund industry (data provided by Lipper Analytical Services).

                    The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Trustees. The Trustees set broad policies for the Fund and choose its Officers. A list of Trustees and Officers of the Fund and a statement of their present positions and principal occupations during the past five years can be found in the Statement of Additional Information.

                    Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the Board of Trustees (Directors) of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

                    Vanguard also provides distribution and marketing services to the Vanguard funds. The funds are available on a no-load basis (i.e., there are no sales commissions or 12b-1 fees). However, each fund bears its share of the Group's distribution costs.

-------------------------------------------------------------------------------

INVESTMENT
ADVISER             The two Portfolios of the Fund receive all investment
                    advisory services on an at-cost basis from Vanguard's Fixed
                    Income Group. The Group provides investment advisory
Vanguard manages    services to more than 40 Vanguard money market and bond
the Fund's          portfolios, both taxable and tax-exempt. Total assets under
investments         management by Vanguard's Fixed Income Group were
                    approximately $66 billion as of December 31, 1995. The Fixed
                    Income Group is supervised by the Officers of the Fund. Ian
                    A. MacKinnon, Senior Vice President of Vanguard, has been in charge of the Group since its inception in 1981.

                    o Reid Smith, a Principal of Vanguard, serves as portfolio manager of the Pennsylvania Insured Long-Term Portfolio. Mr. Smith has managed the Insured Long-Term Portfolio since 1992. (Previously, the Insured Long-Term Portfolio was managed by David Hamlin of the Fixed Income Group.) For 3 years prior to joining Vanguard, Mr. Smith was associated with another mutual fund advisory firm as a fixed-income portfolio manager.


                    The Fixed Income Group manages the investment and reinvestment of the assets of the Fund's Portfolios and continuously reviews, supervises and administers each Portfolio's investment program, subject to the maturity and quality standards specified in this Prospectus, and supplemental guidelines approved by the Fund's Board of Trustees. The Fixed Income Group's selection of investments for the Portfolios is based on: (a) continuing credit analysis of those instruments held in the Portfolios and those being considered for inclusion therein; (b) possible disparities in yield relationships between different fixed-income securities and money market instruments; and
                    (c) actual or anticipated movements in the general level of interest rates.

                    Vanguard's Fixed Income Group places all orders for purchases and sales of portfolio securities. Purchases of portfolio securities are made either directly from the issuer or from municipal securities dealers. The investment management staff may sell portfolio securities prior to their maturity if circumstances and considerations warrant and if it believes such dispositions advisable. The Fund's policy of investing in short-term instruments in the Pennsylvania Money Market Portfolio will likely result in significant portfolio turnover. The staff seeks to obtain the best available net price and most favorable execution for all portfolio transactions.

-------------------------------------------------------------------------------

DIVIDENDS, CAPITAL
GAINS AND TAXES     Dividends consisting of virtually all of the ordinary income of each Portfolio are declared daily and are payable to
                    shareholders of record at the close of the previous business
The Fund pays       day. Such dividends are paid on the first business day of
month-end           each month. Capital gains distributions, if any, will be
dividends           made annually.

                    Dividend and capital gains distributions may be automatically reinvested or received in cash. See "Choosing a Distribution Option" for a description of these distribution methods.

                    In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Portfolio may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Portfolio and received by shareholders by December 31 of the prior year.

Dividends will be
exempt from federal
and Pennsylvania
income taxes        Each Portfolio of the Fund intends to continue to qualify
                    for taxation as a "regulated investment company" under the Internal Revenue Code so that each Portfolio will not be subject to federal income tax to the extent its income is distributed to shareholders. In addition, each Portfolio intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay
                    "exempt- interest dividends" to shareholders. Such exempt-interest dividends are excluded from a shareholder's gross income for federal tax purposes. The Revenue
                    Reconciliation Act enacted during 1993 provides that market discount on tax-exempt bonds purchased after April 30, 1993 must be taxed as ordinary income. Accordingly, to the extent that the Fund purchases such discounted securities, taxable income may result. Furthermore, each Portfolio expects to invest substantially all of its assets in Pennsylvania municipal securities. As a result, each Portfolio will be eligible to pay dividends to Pennsylvania residents that will be exempt from Pennsylvania personal income taxes.


                    Net long-term capital gains realized by a Portfolio from the sale of securities will be distributed as taxable capital gains distributions for federal income tax purposes. Any short-term capital gains or any taxable interest income will be distributed as a taxable ordinary dividend distribution for federal income tax purposes. In general, such taxable income distributions from a Portfolio are expected to be negligible in comparison with tax-exempt dividends. However, under certain circumstances, a Portfolio may invest in securities other than Pennsylvania municipal obligations. In such cases, a portion of the Portfolio's income may be subject to Pennsylvania income taxes, federal income taxes, or both.

                    At present, neither Portfolio invests in AMT bonds. (See "Investment Policies.") However, were a Portfolio to invest in such bonds, all or a portion of the Portfolio's dividends, while exempt from the regular federal income tax, would be a tax preference item for purposes of the federal alternative minimum tax.


A capital gain or loss
may be realized upon
exchange or
redemption          A sale of shares in the Insured Long-Term Portfolio is a
                    taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares, a checkwriting redemption, or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). In addition, if you held shares in the Insured Long-Term Portfolio for six months or less, any capital loss realized upon redemption is disallowed to the extent of the tax-exempt dividend income you received.

                    Capital gains distributions from a Portfolio and any capital gains or losses realized from the sale or exchange of shares will generally be subject to state and local taxes.

                    The Fund is required to withhold 31% of any taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by indicating your proper Social Security or Employer Identification number on your Account Registration Form and by certifying that you are not subject to backup withholding.

                    Up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from Portfolios of the Fund, is used to calculate the taxable portion of Social Security benefits.

                    Shares of the Portfolio are not subject to Pennsylvania county personal property taxes. Further, distributions from the Portfolios will be exempt from the Philadelphia School District investment net income tax to the extent that such distributions are derived from interest on Pennsylvania obligations, or to the extent that such distributions are designated as capital gain dividends for federal income tax purposes.


                    The Fund is organized as a Pennsylvania business trust and, in the opinion of counsel, is not liable for any income or franchise tax in the Commonwealth of Pennsylvania. The Fund will be subject to Pennsylvania county personal property tax in the county which is the site of its principal office.

                    The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

-------------------------------------------------------------------------------


THE SHARE
PRICE OF EACH
PORTFOLIO           The share price or "net asset value" per share of each
                    Portfolio is determined daily by dividing the total value of the investments and other assets of each Portfolio, less any liabilities, by the total outstanding shares of such Portfolio.

                    Pennsylvania Money Market Portfolio. For the purpose of calculating the Pennsylvania Money Market Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                    The use of amortized cost and the maintenance of the Pennsylvania Money Market Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940. As a condition of operating under that rule, the Pennsylvania Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less, and invest only in securities that are determined by the Trustees to present minimal credit risks and that are of high quality as determined by any major rating service, or in the case of any instrument not so rated, considered by the Trustees to be of comparable quality.

                    The Trustees have established procedures designed to stabilize the net asset value per share, as computed for the purposes of sales and redemptions, at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Trustees.

                    In the event of a deviation of over 1/2 of 1% between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Trustees will also take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two. Such action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a new asset value per share based upon available market quotations.


                    Pennsylvania Insured Long-Term Portfolio. The net asset value per share of the Pennsylvania Insured Long-Term Portfolio is determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for business. When approved by the Board of Trustees, bonds and other fixed-income securities of the Portfolio may be valued on the basis of the prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (The prices provided by pricing services are generally determined without regard to bid or last sale prices. Because of the large number of outstanding municipal bonds, the majority of issues do not trade each day; therefore, last sale prices are not normally available. In valuing such securities, the pricing services generally take into account institutional size trading in similar groups of securities and any developments related to specific securities.) The methods used by the pricing service and the valuations so established are reviewed by the Officers of the Fund under the general supervision of Trustees. There are a number of pricing services available and the Trustees, on the basis of on-going evaluation of these services, may use other pricing services or discontinue the use of any pricing service.

                    Securities not priced in this manner are priced at the most recent quoted bid price provided by investment dealers. Short-term instruments maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Trustees.

                    The price per share of the Insured Long-Term Portfolio can be found daily in the mutual fund section of most major newspapers under the heading of Vanguard.

--------------------------------------------------------------------------------

GENERAL
INFORMATION         Vanguard Pennsylvania Tax-Free Fund is a Pennsylvania
                    business trust. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of classes of shares. Currently the Fund is offering two classes of shares (known as "Portfolios").

                    Shares of each Portfolio, when issued, are fully paid and non-assessable; participate equally in dividends, distributions and net assets; are entitled to one vote per share; have pro rata liquidation rights; and do not have pre-emptive rights. Also, shares of the Fund have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of the Trustees can elect all of the Trustees if they so choose.

                    Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law. An annual meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.

                    All securities and cash are held by CoreStates Bank, N.A., Philadelphia, PA. The Vanguard Group, Inc., Valley Forge, PA, serves as the Fund's Transfer and Dividend Disbursing Agent. Price Waterhouse LLP, serves as independent accountants for the Fund and audits its financial statements annually. The Fund is not involved in any litigation.

                                SHAREHOLDER GUIDE


OPENING AN
ACCOUNT AND
PURCHASING
SHARES To open a new account, either by mail or by wire, simply complete and return an Account Registration Form and any required legal documentation. Please indicate the Portfolio you have chosen and the amount you wish to invest. Your purchase must be equal to or greater than the $3,000 minimum initial investment requirement ($1,000 for Uniform Gift/Transfer to Minors Act Accounts). In addition, you must be a Pennsylvania resident to invest in the Fund. If you need assistance with the Account Registration Form or have any questions, please call our Investor Information Department at 1-800-662-7447. Note: For other types of account registrations (e.g., corporations, associations, other organizations, trusts or powers of attorney), please call us to determine which additional forms you may need.

                    Each Portfolio's shares generally are purchased at the next-determined net asset value after your investment has been received in the form of Federal Funds. See "When Your Account Will Be Credited". The Fund is offered on a no-load basis (i.e., there are no sales commissions or 12b-1 fees).

Purchase
Restrictions        1) Because of the risks associated with bond investments,
                    the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Consequently, the Fund reserves the right to reject any specific purchase
                    (and exchange purchase) request. The Fund also reserves the right to suspend the offering of shares for a period of time.

                    2) Vanguard will not accept third-party checks to purchase shares of the Fund. Please be sure your purchase check is made payable to the Vanguard Group.

Additional
Investments         Subsequent investments may be made by mail ($100 minimum per
                    Portfolio), wire ($1,000 minimum per Portfolio), exchange from another Vanguard Fund account, or Vanguard Fund
                    Express.

                    ------------------------------------------------------------
                                                         ADDITIONAL INVESTMENTS
                           NEW ACCOUNT                    TO EXISTING ACCOUNTS

Purchasing By       Please include the amount of     Additional investments
Mail Complete and   your initial investment and      should include the
sign the enclosed   the name of the Portfolios you   Invest-by-Mail remittance
Account             have selected on the             form attached to your
Registration Form   registration form, make your     Fund confirmation
                    check payable to The Vanguard    statements. Please make
                    Group--(Portfolio Number). See   your check payable to The
                    page 24 for appropriate          Vanguard Group--(Portfolio
                    Portfolio number, and mail to    Number). See page 24 for
                                                     appropriate Portfolio
                    Vanguard Financial Center        number, write your
                    P.O. Box 2600                    account number on your
                    Valley Forge, PA 19482           check and, using the
                                                     return envelope provided,
For express or      Vanguard Financial Center        mail to the address
registered mail,    455 Devon Park Drive             indicated on the
send to:            Wayne, PA 19087                  Invest-by-Mail Form.


                                                     All written requests
                                                     should be mailed to one
                                                     of the addresses
                                                     indicated for new
                                                     accounts. Do not send
                                                     registered or express
                                                     mail to the post office
                                                     box address.

-------------------------------------------------------------------------------

                    VANGUARD PENNSYLVANIA TAX-FREE PORTFOLIOS:
                    Pennsylvania Money Market Portfolio--63
                    Pennsylvania Insured Long-Term Portfolio--77
                    -----------------------------------------------------------

Purchasing By Wire               CORESTATES BANK, N.A.
Money should be                  ABA 031000011
wired to:                        CORESTATES NO. 0141 1274
                                 ATTN VANGUARD
Before Wiring                    VANGUARD PENNSYLVANIA TAX-FREE FUND
Please contact Client            NAME OF PORTFOLIO
Services                         ACCOUNT NUMBER
(1-800-662-2739)                 ACCOUNT REGISTRATION

                    To assure proper receipt, please be sure your bank includes the Portfolio name, the account number Vanguard has assigned to you and the eight-digit CoreStates number. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. NOTE: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

                    -----------------------------------------------------------

Purchasing By
Exchange (from a
Vanguard account)   You may open an account or purchase additional shares of the
                    Fund by making an exchange from an existing Vanguard Fund account. Accounts opened by exchange will have the same registration as the existing account. Please note: the Fund reserves the right to reject any exchange purchase request.
                    For more information, please call our Client Services
                    Department at 1-800-662-2739.

-------------------------------------------------------------------------------

Purchasing By
Fund Express        The Fund Express Special Purchase option lets you move money from your bank account to your Vanguard account on an "as
Special Purchase    needed" basis. Or if you choose the Automatic Investment
and Automatic       option, money will be moved automatically from your bank
Investment          account to your Vanguard account on the schedule (monthly, bimonthly [every other month], quarterly or yearly) you select. To establish these Fund Express options, please provide the appropriate information on the Account
                    Registration Form. We will send you a confirmation of your Fund Express service; please wait three weeks before using the service.

-------------------------------------------------------------------------------

CHOOSING A
DISTRIBUTION
OPTION              You must select one of three distribution options:

                    1. Automatic Reinvestment Option--Both dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

                    2. Dividend Option--Your dividends will be paid in cash and your capital gains will be reinvested in additional Fund shares.

                    3. All Cash Option--Both dividend and capital gains
                       distributions will be paid in cash.

                    You may change your option by calling our Client Services Department (1-800- 662-2739).

                    In addition, an option to invest your cash dividends and/or capital gains distributions in another Vanguard Fund account is available. Please call our Client Services Department (1-800-662-2739) for information. You may also elect Vanguard Dividend Express which allows you to transfer your cash dividends and/or capital gains distributions automatically to your bank account. Please see "Other Vanguard Services" for more information.

-------------------------------------------------------------------------------

TAX CAUTION         Under Federal tax laws, the Fund is required to distribute net capital gains and investment income to Fund
                    shareholders. These distributions are made to all
Investors should    shareholders who own Fund shares as of the distribution's
ask about the       record date, regardless of how long the shares have been
timing of capital   owned. Purchasing shares just prior to the record date could gains and dividend  have a significant impact on your tax liability for the
distributions       year. For example, if you purchase shares immediately prior
before investing    to the record date of a sizable capital gain, you will be
                    assessed taxes on the amount of the capital gain distribution later paid even though you owned the Fund shares for just a short period of time. (Taxes are due on the distributions even if the capital gain is reinvested in additional Fund shares.) While the total value of your investment will be the same after the capital gain distribution--the amount of the capital gain distribution will offset the drop in the net asset value of the shares--you should be aware of the tax implications the timing of your purchase may have.

                    Prospective investors should, therefore, inquire about potential distributions before investing. The Fund's annual capital gains distribution normally occurs in December, while income dividends are generally paid on the first business day of each month. For additional information on distributions and taxes, see the section titled "Dividends, Capital Gains, and Taxes."

-------------------------------------------------------------------------------

IMPORTANT
INFORMATION         The easiest way to establish optional Vanguard services on your account is to select the options you desire when you
Establishing        complete your Account Registration Form. If you wish to add
Optional Services   shareholder options later, you may need to provide Vanguard with additional information and a signature guarantee.
                    Please call our Client Services Department (1-800-662-2739) for further assistance.

Signature
Guarantees          For our mutual protection, we may require a signature
                    guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from banks, brokers and any other guarantor institution that Vanguard deems acceptable.
                    A signature guarantee cannot be provided by a notary public.

Certificates        With the exception of the Money Market Portfolio, share
                    certificates will be issued upon request. If a certificate is lost, you may incur an expense to replace it.

Broker-Dealer
Purchases           If you purchase shares in Vanguard funds through a
                    registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

Cancelling Trades   The Fund will not cancel any trade (e.g., a purchase,
                    exchange or redemption) believed to be authentic, received in writing or by telephone, once the trade request has been received.




Electronic
Prospectus
Delivery If you would prefer to receive a prospectus for the Fund or any of the Vanguard Funds in an electronic format, please call 1-800-231-7870 for additional information. If you elect to do so, you may also receive a paper copy of the prospectus, by calling 1-800-662-7447.

-------------------------------------------------------------------------------

WHEN YOUR
ACCOUNT WILL
BE CREDITED         The trade date is the date on which your account is
                    credited. It is generally the day on which the Fund receives your investment in the form of Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve
                    Bank). Your trade date varies according to your method of payment for your shares.

                    Purchases of Fund shares by check (except the Money Market Portfolio) will receive a trade date the day the funds are received in good order by Vanguard. Thus, if your purchase by check is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day your check is received in good order. If your purchase is received after the close of the Exchange your trade date is the business day following receipt of your check.

                    For purchases by check for the Money Market Portfolio, the Fund is ordinarily credited with Federal Funds within one business day. Thus, if your purchase by check is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day following receipt of your check. If your purchase is received after the close of the Exchange, your trade date is the second business day following receipt of your check.

                    For purchases by Federal Funds wire or exchange, the Fund is credited immediately with Federal Funds. Thus, if your purchase by Federal Funds wire or exchange is received by the close of the Exchange, your trade date is the day of receipt. If your purchase is received after the close of the Exchange, your trade date is the business day following receipt of your wire or exchange.

                    Your shares are purchased at the net asset value determined on your trade date. You will begin to earn dividends on the calendar day following the trade date. (For a Friday trade date, you will begin earning dividends on Saturday.) For a purchase of the Money Market Portfolio by Federal Funds wire, you may qualify for a dividend on the date of purchase if you have notified the Fund of your intention to make the purchase by 10:45 a.m. (Eastern time) on the business day of the wire.

                    In order to prevent lengthy processing delays caused by the clearing of foreign checks, Vanguard will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

                    The name of the U.S. correspondent bank must be printed on the face of the foreign check.

-------------------------------------------------------------------------------

SELLING YOUR
SHARES You may withdraw any portion of the funds in your account by redeeming shares at any time. You generally may initiate a request by writing or by telephoning. Your redemption proceeds are normally mailed, credited or wired--depending upon the method of withdrawal you have previously chosen--within two business days after the receipt of the request in Good Order.

Selling By Writing
A Check You may withdraw funds from your account by writing a check payable in the amount of $250 or more. When a check is presented for payment to the Fund's agent, CoreStates Bank, the Fund will redeem sufficient shares in your account at the next determined net asset value to cover the amount of the check.

                    In order to establish the checkwriting option on your account, all registered shareholders must sign a signature card. After your completed signature card is received by the Fund, an initial supply of checks will be mailed within 10 business days. There is no charge for checks or for their clearance. Corporations, trusts and other organizations should call our Client Services Department (1-800-662-2739) before submitting signature cards, as additional documents may be required to establish the checkwriting service.

                    Before establishing the checkwriting option, you should be aware that:

                    1. Writing a check (a redemption of shares)

                    2. The Fund does not allow an account to be is a taxable
                       event.

                    3. Vanguard cannot guarantee a stop payment closed through the checkwriting option. on any check. If you wish to reverse a stop payment order, you must do so in

                    4. Shares held in certificate form cannot be writing.

                    5. The Fund reserves the right to terminate redeemed using the checkwriting option. or alter this service at any time.

                    -----------------------------------------------------------

Selling By Mail     Requests should be mailed to Vanguard Financial Center,
                    Vanguard Pennsylvania Tax-Free Fund, P.O. Box 1120, Valley
                    Forge, PA 19482 (For express or registered mail, send your request to Vanguard Financial Center, Vanguard Pennsylvania
                    Tax-Free Fund, 455 Devon Park Drive, Wayne, PA 19087.)

                    The redemption price of shares will be the Portfolio's net asset value next determined after Vanguard has received all required documents in Good Order.

                    -----------------------------------------------------------

Definition of
Good Order          Good Order means that the request includes the following:

                    1. The account number and Portfolio name.

                    2. The amount of the transaction (specified in dollars or
                       shares).

                    3. Signatures of all owners exactly as they are registered on the account.

                    4. Any required signature guarantees.

                    5. Other supporting legal documentation that might be
                       required in the case of estates, corporations, trusts, and certain other

                    6. Any certificates you are holding for the accounts.
                       account.

                    If you have questions about this definition as it pertains to your request, please call our Client Services Department at 1-800-662-2739.

                    -----------------------------------------------------------

Selling By
Telephone           To sell shares by telephone, you or your pre-authorized
                    representative may call our Client Services Department at 1-800-662-2739. For telephone redemptions, you may have the proceeds sent to you by mail or by wire. In addition to the details, please see "Important Information About Telephone
                    Transactions."

                    By Mail: Telephone mail redemption is automatically established on your account unless you indicate otherwise on your Account Registration Form. You may redeem any amount by calling Vanguard. The proceeds will be paid to the registered shareholders and mailed to the address of record. Please Note: As a protection against fraud, your telephone mail redemption privilege will be suspended for 10 calendar days following any expedited address change to your account. An expedited address change is one that is made by telephone, by Vanguard Online or, in writing, without the signatures of all account owners.

                    By Wire: Telephone wire redemption must be specifically elected for your account. The best time to elect telephone wire redemption is at the time you complete your Account Registration Form. If you do not presently have telephone wire redemption and wish to establish it, please contact our Client Services Department.

                    With the wire redemption option, you may withdraw a minimum of $1,000 and have the amount wired directly to your bank account. Wire redemptions less than $5,000 are subject to a $5 charge deducted by Vanguard. There is no Vanguard charge for wire redemptions of $5,000 or more. However, your bank may assess a separate fee to accept incoming wires.

                    A request to change the bank associated with your wire redemption option must be received in writing, signed by each registered shareholder, and accompanied by a voided check or preprinted deposit slip. A signature guarantee is required if your bank registration is not identical to your Vanguard Fund account registration.

                    -----------------------------------------------------------

Selling By Fund
Express             If you select the Fund Express Automatic Withdrawal option, money will be automatically moved from your Vanguard Fund
Automatic           account to your bank account according to the schedule you
Withdrawal &        have selected. The Special Redemption option lets you move
Special Redemption  money from your Vanguard account to your bank account on an
                    "as needed" basis. To establish these Fund Express options, please provide the appropriate information on the Account
                    Registration Form. We will send you a confirmation of your Fund Express service; please wait three weeks before using the service.

                    ------------------------------------------------------------

Selling By
Exchange You may sell shares of a Portfolio by making an exchange to another Vanguard Fund account. Please see "Exchanging Your Shares" for details.

                    -----------------------------------------------------------
28

Important
Redemption
Information         Shares purchased by check or Fund Express may be redeemed at any time. However, your redemption proceeds will not be paid until payment for the purchase is collected, which may take up to ten calendar days.

                    -----------------------------------------------------------

Delivery of
Redemption
Proceeds Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed on the day of receipt and the redemption proceeds are normally sent on the following business day.

                    Redemption requests received by telephone after the close of the Exchange are processed on the business day following receipt and the proceeds are normally sent on the second business day following receipt.

                    Redemption proceeds must be sent to you within seven days of receipt of your request in Good Order, except as described in "Important Redemption Information".

                    If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Vanguard in Good Order. The Fund reserves the right to revise or terminate the telephone redemption privilege at any time.

                    The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission.

                    -----------------------------------------------------------

Vanguard's Average
Cost Statement      If you make a redemption from a qualifying account, Vanguard will send you an Average Cost Statement which provides you with the tax basis of the shares you redeemed. Please see
                    "Statements and Reports" for additional information.

                    -----------------------------------------------------------

Low Balance Fee and
Minimum Account
Balance
Requirement         Due to the relatively high cost of maintaining smaller
                    accounts, the Fund will automatically deduct a $10 annual fee from accounts with balances falling below $2,500 ($1,000 for Uniform Gifts/Transfers to Minors Act accounts). This fee deduction will occur mid-year, beginning in 1996. The fee generally will be waived for investors whose aggregate
                    Vanguard assets exceed $50,000.

                    In addition, the Fund reserves the right to liquidate any non-retirement account that is below the minimum initial investment amount of $3,000. If at any time your total investment does not have a value of at least $3,000, you may be notified that your account is below the Fund's minimum account balance requirements. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the registered shareholder.

                    Vanguard will not liquidate your account if it has fallen below $3,000 solely as a result of declining markets (i.e., a decline in a Portfolio's asset value).

-------------------------------------------------------------------------------

EXCHANGING
YOUR SHARES         Should your investment goals change, you may exchange your shares of Vanguard Pennsylvania Tax-Free Fund for those of other available Vanguard Funds.

Exchanging By
Telephone           When exchanging shares by telephone, please have ready the
                    Portfolio name, account number, Social Security Number or
Call Client         Employer Identification number listed on the account, and
Services            exact name and address in which the account is registered.
(1-800-662-2739)    Only the registered shareholder may complete such an
                    exchange. Requests for telephone exchanges received prior to the close of trading on the New York Stock Exchange
                    (generally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Exchange are processed the next business day.
                    Telephone exchanges are not accepted into or from Vanguard
                    Balanced Index, Vanguard Index Trust, Vanguard International
                    Equity Index Fund, and Vanguard Quantitative Portfolios. If you experience difficulty in making a telephone exchange, your exchange request may be made by regular or express mail, and it will be implemented at the closing net asset value on the date received by Vanguard provided the request is received in Good Order.

                    ------------------------------------------------------------

Exchanging By Mail  Please be sure to include the name and account number of your current fund, and the name of the fund you wish to exchange into, the amount you wish to exchange, and the signatures of all registered account holders. Send your request to Vanguard Financial Center, Vanguard Pennsylvania Tax-Free Fund, P.O. Box 1120, Valley Forge, PA 19482. (For express or registered mail, send your request to Vanguard Financial Center, Vanguard Pennsylvania Tax-Free Fund, 455 Devon Park Drive, Wayne, PA 19087.)

                    ------------------------------------------------------------

Important Exchange
Information         Before you make an exchange, you should consider the
                    following:

                    o Please read the fund's prospectus before making an
                      exchange. For a copy and for answers to any questions you may have, call our Investor Information Department (1-800-662-7447).

                    o An exchange is treated as a redemption and a purchase.
                      Therefore, you could realize a taxable gain or loss on the transaction.

                    o Exchanges are accepted only if the registrations and
                      Taxpayer Identification numbers of the two accounts are identical.

                    o The shares to be exchanged must be on deposit and not held in certificate form.

                    o New accounts are not currently accepted in
                      Vanguard/Windsor Fund or Vanguard/PRIMECAP Fund.

                    o The redemption price of shares redeemed by exchange is the net asset value next determined after Vanguard has received the required documentation in Good Order.

                    o When opening a new account by exchange, you must meet the minimum investment requirement of the new fund.

                    Every effort will be made to maintain the exchange privilege. However, the Fund reserves the right to revise or terminate its provisions, limit the amount of or reject any exchange, as deemed necessary, at any time.

                    The Fund's exchange privilege is only available in Pennsylvania, the only state in which the Fund's shares are registered for sale.

-------------------------------------------------------------------------------

EXCHANGE
PRIVILEGE
LIMITATIONS         The Fund's exchange privilege is not intended to afford
                    shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

                    Exchange activity generally will not be deemed excessive if limited to two substantive exchange redemptions (at least 30 days apart) from a Portfolio during any twelve-month period. These limitations do not apply to exchanges from Vanguard's money market portfolios. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from other Vanguard portfolios) that is reasonably deemed to be disruptive to efficient portfolio management.

-------------------------------------------------------------------------------

IMPORTANT
INFORMATION
ABOUT TELEPHONE
TRANSACTIONS        The ability to initiate redemptions (except wire
                    redemptions) and exchanges by telephone is automatically established on your account unless you request in writing that telephone transactions on your account not be permitted. The ability to initiate wire redemptions by telephone will be established on your account only if you specifically elect this option in writing.

                    To protect your account from losses resulting from unauthorized or fraudulent telephone instructions, Vanguard adheres to the following security procedures:

                    1. Security Check. To request a transaction by telephone, the caller must know (i) the name of the Portfolio; (ii) the 10-digit account number; (iii) the exact name and address used in the registration; and (iv) the Social Security or Employer Identification number listed on the account.

                    2. Payment Policy. The proceeds of any telephone redemption by mail will be made payable to the registered shareowner and mailed to the address of record, only. In the case of a telephone redemption by wire, the wire transfer will be made only in accordance with the shareowner's prior written instructions.

                    Neither the Fund nor Vanguard will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed. Vanguard believes that the security procedures described above are reasonable, and that if such procedures are followed, you will bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on your account. If Vanguard fails to follow reasonable security procedures, it may be liable for any losses resulting from unauthorized or fraudulent telephone transactions on your account.

-------------------------------------------------------------------------------

TRANSFERRING
REGISTRATION        You may transfer the registration of any of your Fund shares to another person by completing a transfer form and sending it to: Vanguard Financial Center, P.O. Box 1110, Valley
                    Forge, PA 19482. Attention: Transfer Department. The request must be in Good Order. Before mailing your request, please call our Client Services Department (1-800-662-2739) for full instructions.

-------------------------------------------------------------------------------

STATEMENTS AND
REPORTS Vanguard will send you a confirmation statement each time you initiate a transaction in your account except for checkwriting redemptions from Vanguard money market accounts. You will also receive a comprehensive account statement at the end of each calendar quarter. The fourth-quarter statement will be a year-end statement, listing all transaction activity for the entire calendar year.

                    Vanguard's Average Cost Statement provides you with the average cost of shares redeemed from your account, using the average cost single category method. This service is available for most taxable accounts opened since January 1, 1986. In general, investors who redeemed shares from a qualifying Vanguard account may expect to receive their Average Cost Statement along with their Portfolio Summary Statement. Please call our Client Services Department (1-800-662-2739) for information.

                    Financial reports on the Fund will be mailed to you semiannually, according to the Fund's fiscal year-end.

-------------------------------------------------------------------------------

OTHER VANGUARD
SERVICES For more information about any of these services, please call our Investor Information Department at 1-800-662-7447.

Vanguard
Direct Deposit
Service With Vanguard's Direct Deposit Service, most U.S. Government checks (including Social Security and military pension checks) and private payroll checks may be automatically deposited into your Vanguard Fund account. Separate brochures and forms are available for direct deposit of U.S. Government and private payroll checks.

Vanguard Automatic
Exchange Service    Vanguard's Automatic Exchange Service allows you to move
                    money automatically among your Vanguard Fund accounts. For instance, the service can be used to "dollar cost average" from a money market portfolio into a stock or bond fund, or to contribute to an IRA or other retirement plan. Please contact our Client Services Department at 1-800-662-2739 for additional information.

Vanguard Fund
Express Vanguard's Fund Express allows you to transfer money between your Fund account and your account at a bank, savings and loan association, or a credit union that is a member of the Automated Clearing House (ACH) system. You may elect this service on the Account Registration Form or call our Investor Information Department (1-800-662-7447) for a Fund Express application.


                    Special rules govern how your Fund Express purchases or redemptions are credited to your account. In addition, some services of Fund Express cannot be used with specific Vanguard Funds. For more information, please refer to the Vanguard Fund Express brochure.

Vanguard
Dividend Express    Vanguard's Dividend Express allows you to transfer your
                    dividends and/or capital gains distributions automatically from your Fund account, one business day after the Fund's payable date, to your account at a bank, savings and loan association, or a credit union that is a member of the Automated Clearing House (ACH) system. You may elect this service on the Account Registration Form or call our Investor Information Department (1-800-662-7447) for a
                    Vanguard Dividend Express application.

Vanguard
Tele-Account        Vanguard's Tele-Account is a convenient, automated service that provides share price, price change and yield quotations on Vanguard funds through any TouchTone(TR) telephone. This service also lets you obtain information about your account balance, your last transaction, and your most recent dividend or capital gains payment. To contact Vanguard's
                    Tele-Account service, dial 1-800-ON- BOARD (1-800-662-6273).
                    A brochure offering detailed operating instructions is available from our Investor Information Department
                    (1-800-662-7447).

-------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Vanguard                                       Vanguard
PENNSAYLVANIA                                  PENNSAYLVANIA
YAX-FREE FUND                                  YAX-FREE FUND

The Vanguard Group
 of Investment
 Companies
Vanguard Financial Center                   P R O S P E C T U S
P.O. Box 2600
Valley Forge, PA 19482

Investor Information
 Department:                                   MARCH 29, 1996
1-800-662-7447 (SHIP)

Client Services
 Department:
1-800-662-2739 (CREW)

Tele-Account for
 24-Hour Access:
1-800-662-6273 (ON-BOARD)

Telecommunication
 Service for the
 Hearing-Impaired:
1-800-662-2738

Transfer Agent:
The Vanguard Group, Inc.
Vanguard Financial Center
Valley Forge, PA 19482

                                                  A member of
                                                TheVanguardGROUP

PO77

                                    PART B

                     VANGUARD PENNSYLVANIA TAX-FREE FUND


                     STATEMENT OF ADDITIONAL INFORMATION
                                MARCH 29, 1996

   This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated March 29, 1996. To obtain this Prospectus, please call:



                  VANGUARD'S INVESTOR INFORMATION DEPARTMENT
                                1-800-662-7447

                              TABLE OF CONTENTS


                                                                    Page
                                                                  --------
Investment Limitations  .......................................     B-1
Investment Policies  ..........................................     B-2
Risks Factors  ................................................     B-5
Yield and Total Return  .......................................     B-6
Calculation of Yield  .........................................     B-7
Comparative Indexes  ..........................................     B-7
Investment Management  ........................................     B-9
Purchase of Shares  ...........................................     B-9
Redemption of Shares  .........................................     B-10
Valuation of Shares  ..........................................     B-10
Management of the Fund  .......................................     B-12
Description of Shares and Voting Rights  ......................     B-15
Financial Statements  .........................................     B-15
Appendix A--Description of Municipal Bonds and their Ratings  .     B-16
Appendix B--Municipal Lease Obligations  ......................     B-18





                            INVESTMENT LIMITATIONS

   The following limitations cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act"), including a majority of the shares of each Portfolio.


   1. Each Portfolio will limit the aggregate value of all issuers (except U.S. Government and cash items, as defined under Subchapter M of the Internal Revenue Code (the "Code"), each of which exceeds 5% of the Portfolio's total assets, to an aggregate amount of 50% of such assets;


   2. Each Portfolio will limit the aggregate value of holdings of a single issuer (except U.S. government and cash items, as defined in the Code) to a maximum of 25% of the Portfolio's total assets. For the purposes of this limitation, identification of the issuer will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

   3. Each Portfolio will not borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. The Portfolio will repay all borrowings before making additional investments. Interest paid on such borrowings will reduce income;

   4. Each Portfolio will not pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of the total assets of the Portfolio;

   5. Each Portfolio will not issue senior securities as defined in the 1940
Act;

   6. Each Portfolio will not engage in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities;

   7. Each Portfolio will not purchase or otherwise acquire any security, if as a result, more than 15% (10% with respect to the Money Market Portfolio) of its net assets would be invested in securities that are illiquid (included in this limitation is the Fund's investment in The Vanguard Group, Inc.);


   8. Each Portfolio will not purchase or sell real estate, but this shall not prevent investments in municipal bonds secured by real estate or interests therein;

   9. Each Portfolio will not make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed and as provided under "Lending of Securities";

   10. Each Portfolio will not purchase on margin or sell short, except as specified below in Investment Limitation No. 12;

   11. Each Portfolio will not purchase or retain securities of an issuer if those Trustees of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer:

   12. Each Portfolio will not purchase or sell commodities or commodities contracts, except that the Pennsylvania Insured Long-Term Portfolio may invest in bond futures contracts, bond options and options on bond futures contracts to the extent that not more than 5% of the Portfolio's assets are required as deposit on futures contracts and not more than 20% of the Portfolio's assets are invested in futures contracts and/or options transactions at any time;

   13. Each Portfolio will not invest its assets in securities of other investment companies except as they may be part of a merger, consolidation, reorganization or acquisition of assets or otherwise to the extent permitted by Section 12 of the 1940 Act;

   14. Each Portfolio will not invest in securities other than municipal bonds, except that each Portfolio may make temporary investments in (a) notes issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper and bank certificates of deposit; (b) investment companies investing in such securities which have investment objectives consistent with those of the Portfolio to the extent permitted by the 1940 Act; and (c) any such securities or municipal bonds subject to repurchase agreements;

   15. Each Portfolio will not invest in put, call, straddle or spread options (except as described above in investment limitation No. 12) or interests in oil, gas or other mineral exploration or development programs;

   16. Each Portfolio will not purchase an industrial revenue bond if as a result of such purchase (i) more than 5% of the Portfolio's total assets, determined at market value at the time of the proposed investment, would be invested in industrial revenue bonds where the payment of principal and interest is the responsibility of a company with less than three (3) years' operating history; or (ii) more than 20% of the Portfolio's total assets, determined at market value at the time of the proposed investment, would be invested in industrial development bonds. These restrictions do not apply to municipal obligations where the payment of principal and interest is the responsibility of a government or the political subdivision of a government. The above-mentioned investment limitations are considered at the time investment securities are purchased. Notwithstanding these limitations, each Portfolio may own all or any portion of the securities of, or make loans to, or contribute to the costs or other financial requirements of, any company which will be (1) wholly-owned by the Fund and one or more other investment companies and (2) primarily engaged in the business of providing, at cost, management, administrative, distribution and/or related services to the Fund and such other investment companies. Additionally, the Fund may invest in when-issued securities without limitation. Please see the prospectus for a description of such securities.

                             INVESTMENT POLICIES


   Lending of Securities Each Portfolio may lend its investment securities to qualified institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Anygain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms and the structure of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short- term investments), any distribution on the loaned securities and any increase in their market value. A Portfolio will not lend its investment securities, if as a result, the aggregate of such loans exceeds 10% of the value of its total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees. Income derived from lending of securities is not tax- exempt, and, thus, a portfolio will limit such activity in accordance with its investment objective.

   Futures Contracts and Options The Insured Long-Term Portfolio may enter into futures contracts, options, and options on futures contracts for the purpose of simulating full investment and reducing transactions costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

   Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

   Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold at prices which may range upward from less than 5% of the value of the contract being traded.

   After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

   Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the interest rate of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

   Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions. The Insured Long-Term Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

   Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

   Restrictions on the Use of Futures Contracts The Insured Long-Term Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Portfolio's total assets. Assets committed to futures contracts or options will be held in a segregated account at the Fund's custodian bank.

   Risk Factors in Futures Transactions Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Insured Long-Term Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the Portfolio.

   The Insured Long-Term Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

   The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

   Utilization of futures transactions by the Portfolio does not involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities in other characteristics than the portfolio securities being hedged. It is also possible that the Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

   Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

   Federal Tax Treatment of Futures Contracts The Insured Long-Term Portfolio is required for federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Portfolio may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Portfolio.

   In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Portfolio's business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Insured Long-Term Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts, which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

   Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised on the nature of the transactions.


                                 RISK FACTORS
                     VANGUARD PENNSYLVANIA TAX-FREE FUND

   Vanguard Pennsylvania Tax-Free Fund invests primarily in the obligations of Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

   The average rating among American states for full faith and credit state debt is "Aa" and "AA" by Moody's Investors Service and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of Pennsylvania and

State agencies, including general obligation and revenue bonds, lease debt, and notes, compares somewhat unfavorably. During most of the last two decades, Pennsylvania's general obligation bonds have been rated just below this average by both rating agencies. Nonetheless, during this period Pennsylvania's obligations could still be characterized as providing upper medium grade security, with a strong capacity for timely repayment of debt.

   Factors contributing positively to credit quality in Pennsylvania include a favorable debt structure, a diversifying economic base, and conservatively managed financial operations on the part of state government. Tax-supported debt is only slightly above average state levels on a per capita basis and as a percent of state personal income. Over the past two decades, this debt burden has improved considerably in Pennsylvania, and debt continues to be rapidly retired, while state borrowing plans are modest.

   In the past twenty years, Pennsylvania's economy has undergone a healthy, though traumatic, transformation. Manufacturing employment has declined from 35% of total state employment in 1970 to 18.2% of total employment in 1994, only slightly above the U.S. average. Growth in service sector jobs offset the loss of manufacturing jobs, and Pennsylvania's economy is now much more closely aligned with the national economy. In the future, economic booms and busts should be milder than in the past and more closely follow national averages. The positive change in the economy has not been without costs. Growth levels in employment, population and personal income lagged behind U.S. averages in the 1980s. During this period, per capita personal income slipped to about the U.S. average. Many communities dominated by a single industry were particularly hurt, and recent growth in the state economy has bypassed much of the state outside of the immediate Philadelphia and Pittsburgh metropolitan areas. As a result, the credit quality of these areas is often marginal.

   During the 1991-1992 national economic recession, Pennsylvania fared a bit worse than the U.S. average but better than many neighboring Northeastern and Mid-Atlantic states. Led by continuing declines in manufacturing, employment decreased about 4%, or double the U.S. loss rate. Pennsylvania has subsequently experienced economic recovery in line with the U.S.

   Fiscally, Pennsylvania has historically maintained balanced budgets, a result of sound and conservative budgeting policies. During the period of economic growth in the late 1980s, operating surpluses were recorded, and a "rainy day" fund was established. The recent recession tested these policies, but the Commonwealth emerged from the recession with its finances and credit quality intact. In 1990 and 1991, as the recession worsened, budget balances were eliminated, and the state ended 1991 in a deficit position. However, a combination of expenditure restraint and broad-based tax increases enabled the state to end 1992 with a surplus. Finances are now stable and healthy.

   The risk factors in Pennsylvania's credit quality may be summarized as slow growth, an aging population, average income, and a continuing challenge to maintain balanced budgets. In addition, a number of local governments in the Commonwealth, most notably Philadelphia, face continuing fiscal stress, and are unable to address serious economic, social and healthcare problems within revenue constraints. Philadelphia's credit prospects have recently improved but remain a challenge to the credit quality of Pennsylvania.


                            YIELD AND TOTAL RETURN

   The yield of the Pennsylvania Insured Long-Term Portfolio for the 30-day period ended November 30, 1995 was +5.09%. Yield is calculated daily and premium and discounts on asset-backed securities are not amortized.

   The average annual total return of the Pennsylvania Insured Long-Term Portfolio for the one-year and five-year period ending November 30, 1995 and since its inception on April 7, 1986 was +18.48%, +8.95% and +8.28%, respectively. The average total return of the Pennsylvania Money Market Portfolio for the one-year and five-year period ending November 30, 1995 and since its inception on June 13, 1988 was +3.69%, +3.24% and +4.15%, respectively. Total return is computed by determining the average compounded rates of return over the period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.



                             CALCULATION OF YIELD

   The current yield of the Pennsylvania Money Market Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net assets value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

   Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Pennsylvania Money Market Portfolio for the 7-day base period ended November 30, 1995.

                                                                       Money Market Portfolio
                                                                       ----------------------
                                                                              11/30/95
                                                                              --------

Value of account at beginning of period  ...........................          $1.00000
Value of same account at end of period*  ...........................           1.00070
                                                                              --------
Net Change in account value  .......................................           $.00070
Annualized Current Net Yield (Net Change X 365/7 )/average net
  asset value ......................................................             3.64%
Effective Yield [(Net Change) +1] 365/7 -1  ........................             3.73%
Average Weighted Maturity of Investments  ..........................            36 Days

------
* Exclusive of any capital changes.

   The net asset value of the Pennsylvania Money Market Portfolio is $1.00 and it is not expected to fluctuate. The yield of the Portfolio will fluctuate. The Money Market Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share. Although the Money Market Portfolio invests in high-quality instruments, the shares of the Portfolio are not insured or guaranteed by the U.S. Government. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles, however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.


                             COMPARATIVE INDEXES

   Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

   Each of the investment company members of the Vanguard Group, including Vanguard Pennsylvania Tax-Free Fund may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

Standard and Poor's 500 Composite Stock Price Index--is a well diversified list of 500 companies representing the U.S. Stock Market.

Wilshire 5000 Equity Indexes--consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

Russell 3000 Stock Index--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

Russell 2000 Stock Index--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000; a widely-used benchmark for small capitalization common stocks.

Morgan Stanley Capital International EAFE Index--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

Salomon Brothers GNMA Index--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

Salomon Brothers High-Grade Corporate Bond Index--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.


Lehman Long-Term Treasury Bond--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

Merrill Lynch Corporate & Government Bond--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

Lehman Corporate (Baa) Bond Index--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.


Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issuers rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.


Bond Buyer Municipal Index (20 Year) Bond--is a yield index on current coupon high-grade general obligation municipal bonds.

Standard & Poor's Preferred Index--is a yield index based upon the average yield of four high- grade, non-callable preferred stock issues.

NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial
Index.


Composite Index--35% Standard & Poor's 500 Index and 65% Lehman Long-term Corporate Bond Index.


Composite Index--65% Standard & Poor's 500 Index and 35% Salomon Brothers High-Grade Bond Index.


Lehman Brothers Aggregate Bond Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa-- or better. The Index has a market value of over $4 trillion.

Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB-- or better with maturities between 1 and 5 years. The index has a market value of over $1.3 trillion.

Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index-- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB -- or better with maturities between 5 and 10 years. The index has a market value of over $600 billion.

Lehman Brothers Mutual Fund Long (10+) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB -- or better with maturities greater than 10 years. The index has a market value of over $900 billion.


Lipper Small Company Growth Fund Average--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus of portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (The fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)


Lipper Balanced Fund Average--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper Non-Government Money Market Fund Average--an industry benchmark of average non- government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper Government Money Market Fund Average--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.



                            INVESTMENT MANAGEMENT

   The Fund receives all investment advisory services on an "internalized," at-cost basis from an experienced investment management staff employed directly by The Vanguard Group, Inc. ("Vanguard"), a subsidiary jointly-owned by the Fund and the other funds in The Vanguard Group of Investment Companies. The investment management staff is supervised by the senior officers of the Fund.

   The investment management staff is responsible for: maintaining the specified standards; making changes in specific issues in light of changes in the fundamental basis for purchasing such securities; and adjusting the Fund to meet cash inflow (or outflow), which reflects net purchases and exchanges of shares by investors (or net redemptions of shares) and reinvestment of the Fund's income.

   A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups, underwriting commissions and other transaction costs on the sales of securities as well as on the reinvestment of the proceeds in other securities. The annual portfolio turnover rate for each of the Fund's Portfolios is set forth under the heading "Financial Highlights" in the prospectus. The portfolio turnover rate is not a limiting factor when management deems it desirable to sell or purchase securities. It is impossible to predict whether or not the portfolio turnover rate in future years will vary significantly from the rates in recent years.


                              PURCHASE OF SHARES

   The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments under circumstances where certain economies, can be achieved in sales of the Fund's shares.


   Stock Certificates. Your purchase will be made in full and fractional shares of the Fund calculated to three decimal places. Shares are normally held on deposit for shareholders by the Fund, which will send to shareholders a statement of shares owned at the time of each transaction. This saves the shareholders the trouble of safekeeping the certificates and saves the Fund the cost of issuing certificates. Share certificates for the Pennsylvania Insured Long-Term Portfolio are, of course, available at any time upon written request at no additional cost to shareholders. No certificates will be issued for fractional shares or shares of the Pennsylvania Money Market Portfolio.


                             REDEMPTION OF SHARES

   The Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

   If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.

   No charge is made by the Fund for redemptions except for wire redemptions of under $5,000 which may be charged a maximum fee of $5.00. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

   Signature Guarantees. To protect your account, the Fund and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners; and (2) share transfer requests.

   A signature guarantee may be obtained from banks, brokers and any other guarantor institution that Vanguard deems acceptable. Notaries public are not acceptable guarantors.

   The signature guarantees must appear either: (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                             VALUATION OF SHARES

   The valuation of shares of the Pennsylvania Insured Long-Term Portfolio is described in detail in the Prospectus.


   Pennsylvania Money Market Portfolio. The net asset value per share of the Pennsylvania Money Market Portfolio is determined on each day that the New York Stock Exchange is open.

   It is the policy of the Pennsylvania Money Market Portfolio to attempt to maintain a net asset value of $1.00 per share for purposes of sales and redemptions. The Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share. Although the Pennsylvania Money Market Portfolio invests in high-quality instruments, the shares of the Portfolio are not insured or guaranteed by the U.S. Government. The instruments held by the Pennsylvania Money Market Portfolio are valued on the basis of amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at-cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost of the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

   The valuation of the Pennsylvania Money Market Portfolio's instruments based upon their amortized cost and the commitment to maintain the Portfolio's per share net asset value of $1.00 is permitted by Rule 2a-7 under the Investment Company Act of 1940 pursuant to which the Fund must adhere to certain conditions. Accordingly, the Fund has agreed to maintain a dollar-weighted average portfolio maturity for the Pennsylvania Money Market Portfolio of 90 days or less, to purchase instruments having remaining maturities of thirteen months or less only, and to invest only in securities determined by the Board of Trustees to be of good quality with minimal credit risks.

   It is a fundamental objective of management to maintain the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. The Trustees have established procedures designed to achieve this objective. Such procedures will include a review of the Portfolio's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

                            MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES

   The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Trustees. The Trustees set broad policies for the Fund and choose its Officers. The following is a list of Trustees and Officers of the Fund and a statement of their present positions and principal occupations during the past five years is set forth below. As of November 30, 1995, the Trustees owned less than 1% of the Fund's outstanding shares. The mailing address of the Fund's Trustees and Officers is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, Chairman and Trustee*
 Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group. Director of The Mead Corporation and General Accident Insurance.


JOHN J. BRENNAN, President, Chief Executive Officer & Trustee*
 President, Chief Executive Officer and Director of the Fund, The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.


ROBERT E. CAWTHORN, Trustee
 Chairman of Rhone-Poulenc Rorer, Inc.; Direc- tor of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Trustee
 Director of The Great Atlantic and Pacific Tea Company, Alco Standard Corp., Raytheon Company, Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co. and Trustee Emerita of Wellesley College.

BURTON G. MALKIEL, Trustee
 Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corporation, Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Company.

ALFRED M. RANKIN, Trustee
 Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of The BFGoodrich Company, and The Standard Products Company..

JOHN C. SAWHILL, Trustee
 President and Chief Executive Officer, The Nature Conservancy; formerly, Director and Senior Partner, McKinsey & Co., President, New York University; Director of Pacific Gas and Electric Company and NACCO Industries.

JAMES O. WELCH, JR., Trustee
 Retired Chairman of Nabisco Brands Inc. retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Director of Kmart Corporation.
J. LAWRENCE WILSON, Trustee
 Chairman and Chief Executive Officer of Rohm & Haas Company; Director of Cummins Engine Company; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, Secretary*
 Senior Vice President and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer*
 Treasurer of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.


KAREN E. WEST, Controller*
 Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


------
* Officers of the Fund are "interested persons" as defined in the Investment Company Act of 1940.

THE VANGUARD GROUP

   Vanguard Pennsylvania Tax-Free Fund is a member of The Vanguard Group of Investment Companies. Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Funds, including the Vanguard Pennsylvania Tax-Free Fund.

   Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings and equipment. Each Fund pays its share of Vanguard's net expenses which are allocated among the Funds under methods approved by the Board of Trustees (Directors) of each Fund. In addition, each Fund bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the Funds' expenses, Vanguard also provides certain administrative services to other organizations.

   The Fund's Officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the Funds.

   The Vanguard Group adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics, certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines substantially similar to those recommended by the mutual fund industry and approved by the U.S. Securities and Exchange Commission.

   The Vanguard Group, Inc. ("Vanguard") was established and operates under a Funds' Service Agreement which was approved by the shareholders of each of the Funds in 1992. The amounts which each of the Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At November 30, 1995 Vanguard Pennsylvania Tax-Free Fund had contributed capital of $329,000 to Vanguard representing 1.6% of Vanguard's capitalization. The Funds' Service Agreement provides as follows:
(a) each Vanguard Fund may invest up to 0.40% of its current net assets in Vanguard, and (b) there is no other limitation on the amount that each Vanguard Fund may contribute to Vanguard's capitalization.

   Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties. During the fiscal year ended November 30, 1995, the Funds share of Vanguard's actual net costs of operations relating to management and administrative services (including transfer agency) totaled approximately $4,077,000.

   Distribution. Vanguard provides all distribution and marketing activities for the Funds in the Group. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. acts as Sales Agent for shares of the Funds, in connection with any sales made directly to investors in the states of Florida, Missouri, New York, Ohio, Texas and such other states as it may be required.

   The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of the Group. The Trustees (Directors) and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Fund, and whether to organize new investment companies.


   One half of the distribution expenses of a marketing and promotional nature is allocated among the Funds based upon their relative net assets. The remaining one half of these expenses is allocated among the Funds based upon each Fund's sales for the preceding 24 months relative to the total sales of the Funds as a Group, provided, however, that no Fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for the Group, and that no Fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. During the year ended November 30, 1995 the Fund paid approximately $611,000 of the Group's distribution and marketing expenses.

   Investment Advisory Services. Vanguard also provides investment advisory services to the Fund; Vanguard Municipal Bond Fund; Vanguard Money Market Reserves; Vanguard Admiral Funds; the several Portfolios of Vanguard Fixed Income Securities Fund; Vanguard Institutional Index Fund; Vanguard Bond Index Fund; the Vanguard California Tax-Free Fund; Vanguard Florida Insured Tax-Free Fund; Vanguard New Jersey Tax-Free Fund; Vanguard New York Insured Tax-Free Fund; Vanguard Ohio Tax-Free Fund; Vanguard Balanced Index Fund; Vanguard Index Trust; Vanguard International Equity Index Fund; Vanguard Tax-Managed Fund; the Aggressive Growth Portfolio of Vanguard Horizon Fund; several Portfolios of Vanguard Variable Insurance Fund; a portion of Vanguard/Windsor II; a portion of Vanguard/Morgan Growth Fund as well as several indexed separate accounts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Funds utilizing these services. During the years ended November 30, 1993, 1994 and 1995 the Fund paid approximately $204,000, $281,000, and $339,000 of Vanguard's investment advisory expenses.

   Remuneration of Trustees and Officers. The Fund pays each Trustee, who is not also an Officer, an annual fee plus travel and other expenses incurred in attending Board meetings. During the year ended November 30, 1995 the Fund paid $9,000 in Trustees' expenses. The Fund's Officers and employees are paid by Vanguard which, in turn, is reimbursed by the Fund, and each other Fund in the Group, for its proportionate share of Officers' and employees' salaries and retirement benefits. During the year ended November 30, 1995, the Fund's proportionate share of remuneration paid to all Officers of the Fund, as a group, was approximately $8,744.

   Trustees who are not Officers are paid an annual fee based on the number of years of service on the Board upon retirement. The fee is equal to $1,000 for each year of service (up to fifteen years) and each investment Company member of the Vanguard Group contributes a proportionate amount to this fee based on its relative net assets. Under its Retirement Plan, Vanguard contributes annually an amount equal to 10% of each eligible officer's annual compensation plus 5.7% of that part of an eligible officer's compensation during the year, if any, that exceeds the Social Security Taxable Wage Base then in effect. Under its Thrift Plan, all eligible Officers are permitted to make pre-tax contributions in an amount up to 4% of total compensation, subject to federal tax limitations, which are matched by Vanguard on a 100% basis. The Fund's proportionate share of retirement contributions made by Vanguard under its Retirement and Thrift Plans on behalf of all Officers of the Fund, as a group, during the 1995 fiscal year was approximately $ o .

   The following table provides detailed information with respect to the amounts paid or accrued for the Trustees for the fiscal year ended November 30, 1995.


                     VANGUARD PENNSYLVANIA TAX-FREE FUND
                              COMPENSATION TABLE

                                                  Pension or                              Total
                                                  Retirement         Estimated         Compensation
                                Aggregate      Benefits Accrued        Annual       From All Vanguard
                               Compensation       As Part of       Benefits Upon        Funds Paid
     Names of Trustees          From Fund       Fund Expenses        Retirement       to Trustees(3)
--------------------------    --------------   ----------------    ---------------   -----------------
John C. Bogle(1), (2)  ....           --               --                  --                 --
John J. Brennan(2)  .......           --               --                  --                 --
Barbara Barnes Hauptfuhrer        $1,111             $194             $15,000            $60,000
Robert E. Cawthorn  .......       $1,111             $162             $13,000            $60,000
Burton G. Malkiel  ........       $1,111             $129             $15,000            $60,000
Alfred M. Rankin, Jr.  ....       $1,111             $102             $15,000            $60,000
John C. Sawhill  ..........       $1,111             $121             $15,000            $60,000
James O. Welch, Jr.  ......       $1,111             $149             $15,000            $60,000
J. Lawrence Wilson  .......       $1,111             $108             $15,000            $60,000

------
(1) For the period reported in this table, Mr. Bogle was the Fund's Chief Executive Officer, and therefore an "Interested Trustee."
(2) As "Interested Trustees," Messrs. Bogle and Brennan receive no compensation for their service as Trustees.
(3) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Director or Trustee of 34 Vanguard Funds.

                   DESCRIPTION OF SHARES AND VOTING RIGHTS

   The Fund was organized as a Pennsylvania Trust on January 15, 1986.

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of separate classes ("Portfolios") of shares. Currently, the Fund is offering shares of two Portfolios.

   The shares of the Fund are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability," and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class: except (i) when required by the Investment Company Act of 1940, shares shall be voted by individual class; and (ii) when the matter does not affect any interest of a particular class, then only shareholders of the affected class or classes shall be entitled to vote thereon.

   The Fund will continue without limitation of time, provided, however that:

     1) Subject to the majority vote of the holders of shares of the Fund outstanding, the Trustees may sell or convert the assets of the Fund to another investment company in exchange for shares of such investment company, and distribute such shares, ratably among the shareholders of the Fund.

     2) Subject to the majority vote of shares of the Fund outstanding, the Trustees may sell and convert into money to the assets of the Fund and distribute such assets ratably among the shareholders of the Fund; and

   Upon completion of the distribution of the remaining assets of any Portfolio as provided in paragraphs 1) and 2) above the Fund shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be cancelled and discharged.

   Shareholder and Trustee Liability. Under Pennsylvania law, shareholders of such a Trust may under certain circumstances, be held personally liable as partners for the obligations of the Fund. Therefore, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circustances in which the Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                             FINANCIAL STATEMENTS

   The Fund's financial statements for the year ended November 30, 1995, including the financial highlights for each of the five years in the period ended November 30, 1995, appearing in the Vanguard Pennsylvania Tax-Free Fund 1995 Annual Report to Shareholders, and the report thereon of Price Waterhouse LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. The Fund's 1995 Annual Report to Shareholders is enclosed with this Statement of Additional Information.

         APPENDIX A--DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS

   Municipal Bonds--General. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities, not-for-profit corporations, and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

   The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may also invest in tax-exempt industrial development bonds, short-term municipal obligations (rated SP-1+ of SP-1 by Standard & Poor's Corp. or MIG by Moody's Investors Service), project notes, demand notes and tax- exempt commercial papers (rated A-1 by Standard & Poor's Corp. or P-1 by Moody's Investors Service).

   Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments issued by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

   Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Fund will invest are payable on not more than one year's notice. Each note purchased by the Fund will meet the quality criteria set out above for the Fund.

   The yields of Municipal Bonds depend on, among other things, general money market conditions conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Fund.

   Municipal Bonds are sometimes purchased on a "when issued" basis meaning the Fund has committed to purchasing certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

   From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Fund's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

   Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of each Portfolio to achieve its respective investment objective. In that event, the Fund's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies. (For more information please refer to "Risk Factors" on page B-6.)

   Ratings. Excerpts from Moody's Investors Service, Inc.'s Municipal Bond ratings; Aaa--judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa--judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A--possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa--considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B--lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; Caa--poor standing; may be in default or there may be present elements of danger with respect to principal and interest; Ca--speculative in a high degree; often in default; C--lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

   Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:
MIG-1--Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG-2--High quality with margins of protection ample although not so large as in the preceding group.

   Description of Moody's highest commercial paper rating. Prime-1 ("P-1)--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

   Excerpts from Standard & Poor's Corporation's Municipal Bond ratings:
AAA--has the highest rating assigned by S&P; extremely strong capacity to pay principal and interest; AA--has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A--has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB--regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB--B--CCC--CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligation; BB is being paid; D--in default, and payment of principal and/or interest is in arrears.

   The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Excerpt from Standard & Poor's Corporation's rating of municipal note issues: SP-1+ --very strong capacity to pay principal and interest; SP-1--strong capacity to pay principal and interest.

   Description of S&P's highest commercial papers ratings: A-1+ --This designation indicates the degree of safety regarding timely payment is overwhelming. A-1--This designation indicates the degree of safety regarding timely payment is very strong.


                   APPENDIX B--MUNICIPAL LEASE OBLIGATIONS

   Each Portfolio may invest in municipal lease obligations. Such securities will be treated as liquid under the following guidelines which have been established by the Board of Trustees.


     1. The obligation has been rated "investment grade" by at least one NRSRO and is considered to be investment grade by the investment adviser.


     2. The obligation is secured by payments from a governmental lessee which is generally recognized and has debt obligations which are actively traded by a minimum of five broker/dealers.

     3. At least $25 million of the lessee debt is outstanding either in a single transaction or on parity, and owned by a minimum of five institutional investors.

     4. The investment adviser has determined that the obligation, or a comparable lessee security, trades in the institutional marketplace at least periodically, with a bid/offer spread of 20 basis points or less.

     5. The governmental lessee has a full faith and credit general obligation rating of at least "A-" as published by at least one NRSRO or as determined by the investment adviser. If the lessee is a state government, the general obligation rating must be at least BAA1, BBB+, or equivalent, as determined above.

     6. The projects to be financed by the obligation are determined to be critical to the lessee's ability to deliver essential services.

     7. Specific legal features such as covenants to maintain the tax-exempt status of the obligation, covenants to make lease payments without the right of offset or counterclaim, covenants to return leased property to the lessor in the event of non-appropriation, insurance policies, debt service reserve fund, are present.

     8. The lease must be "triple net" (i.e., lease payments are net of property maintenance, taxes and insurance).

     9. If the lessor is a private entity, there must be a sale and absolute assignment of rental payments to the trustee, accompanied by a legal opinion from recognized bond counsel that lease payments would not be considered property of the lessor's estate in the event of lessor's bankruptcy.

                                    PART C

                     VANGUARD PENNSYLVANIA TAX-FREE FUND

                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a) Financial Statements


   The Registrant's audited Financial Statements for the year ended November 30, 1995, including Price Waterhouse LLP's report thereon, are incorporated by reference in the Statement of Additional Information from the Registrant's 1995 Annual Report to Shareholders which has been filed with the Commission. The financial statements of each Portfolio included in the Annual Report are:


  1. Statement of Net Assets as of November 30, 1995

  2. Statement of Operations for the year ended November 30, 1995

  3. Statement of Changes in Net Assets for the years ended November 30, 1994 and 1995

 *4. Financial Highlights for each of the five years in the period ended
     November 30, 1995

  5. Notes to Financial Statements

  6. Report of Independent Accountants

------
* In addition, the financial highlights for each of the respective periods presented is included in Part A of this Registration Statement.

   (b) Exhibits


       1. Declaration of Trust**

       2. By-Laws of Registrant**

       3. Not Applicable

       4. Not Applicable

       5. Not Applicable

       6. Not Applicable

       7. Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information

       8. Form of Custody Agreement**

       9. Form of Vanguard Service Agreement**

      10. Opinion of Counsel**

      11. Consent of Independent Accountants*

      12. Financial Statements--reference is made to (a) above

      13. Not Applicable

      14. Not Applicable

      15. Not Applicable

      16. Schedule for Computation of Performance Quotations*

      27. Financial Data Schedule*

          ------
          * Filed herewith
         ** Previously filed

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

   Registrant is not controlled by or under common control with any person. The officers of the Registrant, the investment companies in The Vanguard Group of Investment Companies and The Vanguard Group, Inc. are identical. Reference is made to the caption "Management of the Fund" in the Prospectus constituting Part A and in the Statement of Additional Information constituting Part B of this Registration Statement.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

   As of November 30, 1995 the number of shareholders of each portfolio of the Fund was as follows:

    Pennsylvania Insured Long-Term Portfolio ..    28,538
    Pennsylvania Money Market Portfolio  ......    20,778


ITEM 27. INDEMNIFICATION

   Reference is made to Article XI of Registrant's Declaration of Trust.


   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

   Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Funds in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) None

   (b) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc. c/o The Vanguard Financial Center, Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, CoreStates Bank, Philadelphia, PA.


ITEM 31. MANAGEMENT SERVICES

   Other than the Amended and Restated Funds' Service Agreement with The Vanguard Group, Inc. which was previously filed as Exhibit 9(c) and described in Part B hereof under "Management of the Fund;" the Registrant is not a party of any management-related service contract.

ITEM 32. UNDERTAKINGS


   Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 ("1940 Act") or other applicable law. Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of Trustees and to assist in shareholder communications in such matters, to the extent required by law.

   Registrant hereby undertakes to provide an Annual Report to Shareholders or prospective investors, free of charge, upon request.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 22nd day of March, 1996.

                                   VANGUARD PENNSYLVANIA TAX-FREE FUND


                                   BY:            (signature)
                                      -----------------------------------------
                                            (Raymond J. Klapinsky)
                                           John C. Bogle*, Chairman


   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:




         Signature                         Title                      Date
 --------------------------   -------------------------------   ----------------

BY:     (signature)           John C. Bogle*, Chairman            March 22, 1996
  -------------------------   of the Board and Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           John J. Brennan*,                   March 22, 1996
  -------------------------   President, Chief Executive
   (Raymond J. Klapinsky)     Officer and Trustee


BY:     (signature)           Robert E. Cawthorn*,                March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           Barbara B. Hauptfuhrer*,            March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           Burton G. Malkiel*,                 March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           Alfred M. Rankin, Jr.*,             March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           John C. Sawhill*,                   March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           James O. Welch, Jr.*,               March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           J. Lawrence Wilson*,                March 22, 1996
  -------------------------   Trustee
  (Raymond J. Klapinsky)

BY:     (signature)           Richard F. Hyland*,                 March 22, 1996
  -------------------------   Treasurer and Principal
  (Raymond J. Klapinsky)      Financial Officer and
                              Accounting Officer


------
* By Power of Attorney--See File Number 2-143036, January 23, 1990. Incorporated by Reference.

                              INDEX TO EXHIBITS


Consent of Independent Accountants ................................   Ex-99.B11
Schedule for Computation of Performance Quotations ................   Ex-99.B16
Financial Data Schedule ...........................................       Ex-27